UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2006

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past one month.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Fidelity intends to use a new approach in the way Balanced Fund invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade debt securities. Central funds are mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market segment, such as corporate bonds or mortgage-backed securities. Central funds will allow Balanced Fund's portfolio manager to utilize the security selection and market expertise of the central fund manager in constructing the overall portfolio consistent with the fund's investment objective.

In connection with this change, the fund changed its fiscal year end on August 31, 2006, from July 31 to August 31 to align it with the fiscal year end of the central funds.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity® Balanced Fund	9.32%	8.94%	11.30%

$10,000 Over 10 years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund on August 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Lawrence Rakers and George Fischer, Co-Portfolio Managers of Fidelity® Balanced Fund

U.S. equity and investment-grade bond markets were positive for the year ending August 31, 2006. After a mixed beginning, stocks posted six consecutive months of gains from November through April, benefiting from strong corporate earnings and steady economic growth. A re-emergence of inflation clipped the market's wings in the late spring and early summer, but it rallied in August after tamer-than-expected inflation data. For the year overall, the Standard & Poor's 500SM Index returned 8.88%, the Dow Jones Industrial AverageSM rose 11.16% and the NASDAQ Composite® Index advanced 2.33%. Bonds were volatile, falling early after record-high energy prices led to inflation fears. The debt market rallied between November and February when oil prices and inflation levels stabilized, but dipped from March through May, partly because of continued Federal Reserve Board interest rate hikes. However, bonds recovered in July and August after the Fed hinted at a pause in rate increases, then left rates unchanged at its August meeting. The Lehman Brothers® Aggregate Bond Index ended the period up 1.71%.

Balanced Fund returned 9.32% for the 12 months ending August 31, 2006 - the fund's new fiscal year end - versus 7.41% for the Fidelity Balanced Hybrid Composite Index, a hypothetical blend of the total returns of the Russell 3000® Index, Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, using weightings of 30%, 30% and 40%, respectively. For the one-month period ending August 31, 2006 - since we last reported to you - the fund returned 2.09%, while the Composite index rose 1.88%. During the past year, both the equity and fixed-income subportfolios beat their respective benchmarks, with asset allocation providing a performance boost. Stock selection paid off in semiconductors and semiconductor equipment, outweighing the negative impact of overweighting that weak group. Our picks in materials and utilities helped as well. Energy holding Grant Prideco boosted results, as did mining stock Falconbridge and hard-disk-drive maker Maxtor - all no longer held at period end. Also helping were capital goods stocks WESCO International and Fluor. Conversely, our picks in insurance hurt. Detractors included National Oilwell Varco, reinsurance provider Scottish Re Group and packaging products maker Owens Illinois. In the investment-grade bond subportfolio, performance was aided by issue selection, particularly among industrial and financial corporate bond issues. Sector selection also contributed, as we underweighted conventional Treasuries and overweighted stronger performing spread products, including government agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from July 31st to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Actual	$ 1,000.00	$ 1,018.70	$ 3.21
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.03	$ 3.21

* Expenses are equal to the Fund's annualized expense ratio of .63%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.

Top Five Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 1 month ago
National Oilwell Varco, Inc.	1.7	1.8
General Electric Co.	1.3	1.3
Altria Group, Inc.	1.1	1.1
Bank of America Corp.	1.1	1.1
JPMorgan Chase & Co.	1.1	1.1
	6.3
Top Five Bond Issuers as of August 31, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 1 month ago
U.S. Treasury Obligations	11.0	10.0
Fannie Mae	9.0	9.4
Freddie Mac	2.6	3.2
Government National Mortgage Association	0.7	0.4
Federal Home Loan Bank	0.3	0.0
	23.6
Top Five Market Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 1 month ago
Financials	16.8	16.1
Information Technology	9.6	9.4
Industrials	8.4	8.4
Energy	7.9	8.6
Health Care	7.3	7.3
Asset Allocation (% of fund's net assets)
As of August 31, 2006 *		As of July 31, 2006**
	Stocks 64.2%		Stocks 64.5%
	Bonds 37.1%		Bonds 35.6%
	Convertible Securities 0.3%		Convertible Securities 0.4%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets*** (1.7)%		Short-Term Investments and Net Other Assets*** (0.6)%
* Foreign investments	10.1%	** Foreign investments	11.5%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Common Stocks - 64.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	958,500	$ 15,997
LKQ Corp. (a)	463,200	9,621
		25,618
Automobiles - 0.1%
Coachmen Industries, Inc.	672,100	6,728
Harley-Davidson, Inc.	292,200	17,097
		23,825
Diversified Consumer Services - 0.1%
Carriage Services, Inc. Class A	579,000	2,640
Service Corp. International (SCI)	1,214,900	10,205
Weight Watchers International, Inc.	141,000	5,987
		18,832
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp.	1,025,700	37,089
Carnival Corp. unit	318,000	13,324
Gaylord Entertainment Co. (a)	473,000	20,680
Greek Organization of Football Prognostics SA	374,400	13,316
Isle of Capri Casinos, Inc. (a)	365,500	7,449
McDonald's Corp.	1,818,850	65,297
OSI Restaurant Partners, Inc.	453,300	14,039
Royal Caribbean Cruises Ltd.	508,600	18,554
Starwood Hotels & Resorts Worldwide, Inc.	53,400	2,844
Vail Resorts, Inc. (a)	310,700	11,689
WMS Industries, Inc. (a)	702,000	18,814
Yum! Brands, Inc.	265,000	12,953
		236,048
Household Durables - 0.6%
Champion Enterprises, Inc. (a)	582,300	3,971
Cyrela Brazil Realty SA	1,095,000	19,025
D.R. Horton, Inc.	415,860	9,120
Fortune Brands, Inc.	73,000	5,300
Interface, Inc. Class A (a)	1,586,328	20,162
La-Z-Boy, Inc. (g)	667,300	9,309
Leggett & Platt, Inc.	357,300	8,236
Sealy Corp., Inc.	421,200	5,804
Sony Corp. sponsored ADR	214,000	9,290
Standard Pacific Corp.	311,700	7,459
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	246,800	$ 11,656
Whirlpool Corp.	123,400	9,984
		119,316
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	639,900	13,611
MarineMax, Inc. (a)	545,100	12,390
		26,001
Media - 1.6%
Citadel Broadcasting Corp.	567,700	5,217
Clear Channel Communications, Inc.	497,600	14,450
EchoStar Communications Corp. Class A (a)	597,500	18,971
Gannett Co., Inc.	32,000	1,819
Grupo Televisa SA de CV (CPO) sponsored ADR	114,300	2,176
Lamar Advertising Co. Class A (a)	722,600	37,792
Liberty Global, Inc.:
Class A	535,107	12,634
Class C	525,607	12,131
Live Nation, Inc. (a)	2,623,062	55,032
McGraw-Hill Companies, Inc.	257,000	14,369
Naspers Ltd. Class N sponsored ADR	447,400	7,628
News Corp. Class A	2,296,292	43,698
NTL, Inc.	1,620,804	42,935
Omnicom Group, Inc.	73,100	6,390
Radio One, Inc. Class D (non-vtg.) (a)	493,804	3,032
Salem Communications Corp. Class A	222,149	2,708
Time Warner, Inc.	1,691,100	28,106
TVN SA (a)	188,384	6,539
Viacom, Inc. Class B (non-vtg.) (a)	324,500	11,779
		327,406
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	569,700	16,396
Family Dollar Stores, Inc.	1,092,000	27,922
Federated Department Stores, Inc.	772,600	29,343
Fred's, Inc. Class A	881,200	11,553
JCPenney Co., Inc.	330,500	20,835
Lotte Shopping Co. Ltd. GDR (i)	164,700	2,805
Target Corp.	197,400	9,552
		118,406
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	91,100	$ 2,744
Aeropostale, Inc. (a)	567,750	14,421
Best Buy Co., Inc.	261,350	12,283
Big 5 Sporting Goods Corp.	549,471	10,786
Chico's FAS, Inc. (a)	457,100	8,429
Daiki Co. Ltd.	381,200	4,142
Eddie Bauer Holdings, Inc. (a)	722,000	7,401
Gamestop Corp.:
Class A (a)	32,900	1,437
Class B (a)	349,900	14,136
Homac Corp.	410,800	6,250
Home Depot, Inc.	728,800	24,991
Kahma Co. Ltd. (g)	156,100	3,741
Monro Muffler Brake, Inc.	50,182	1,617
O'Reilly Automotive, Inc. (a)	91,100	2,705
OfficeMax, Inc.	346,200	14,378
Pacific Sunwear of California, Inc. (a)	747,725	9,990
PETsMART, Inc.	274,223	6,883
RadioShack Corp.	753,200	13,603
Staples, Inc.	686,700	15,492
TJX Companies, Inc.	515,000	13,776
Urban Outfitters, Inc. (a)	251,400	3,944
		193,149
Textiles, Apparel & Luxury Goods - 0.0%
Unifirst Corp.	233,100	7,235
TOTAL CONSUMER DISCRETIONARY		1,095,836
CONSUMER STAPLES - 4.1%
Beverages - 0.1%
Fomento Economico Mexicano SA de CV sponsored ADR	154,200	14,482
Pernod Ricard SA	900	196
SABMiller PLC	707,400	13,935
		28,613
Food & Staples Retailing - 0.9%
CVS Corp.	1,112,400	37,321
Kroger Co.	708,100	16,860
Rite Aid Corp.	45,700	198
Safeway, Inc.	912,300	28,217
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sysco Corp.	408,600	$ 12,826
Wal-Mart de Mexico SA de CV Series V	2,733,600	9,355
Wal-Mart Stores, Inc.	1,424,500	63,704
Walgreen Co.	457,800	22,643
		191,124
Food Products - 0.7%
Azucarera Ebro Agricolas SA	525,400	11,275
Cadbury Schweppes PLC sponsored ADR	9,000	385
Corn Products International, Inc.	866,700	29,901
General Mills, Inc.	339,800	18,427
Global Bio-Chem Technology Group Co. Ltd.	14,582,000	4,856
Groupe Danone	4,600	633
Imperial Sugar Co.	80,500	2,476
Kellogg Co.	272,100	13,795
McCormick & Co., Inc. (non-vtg.)	277,500	10,107
Nestle SA (Reg.)	46,424	15,966
Tyson Foods, Inc. Class A	274,200	4,039
Wm. Wrigley Jr. Co.	430,200	19,970
		131,830
Household Products - 0.8%
Colgate-Palmolive Co.	555,700	33,264
Procter & Gamble Co.	2,206,033	136,553
		169,817
Personal Products - 0.5%
Alberto-Culver Co.	592,980	29,192
Avon Products, Inc.	1,601,900	45,991
Playtex Products, Inc. (a)	1,167,800	15,357
		90,540
Tobacco - 1.1%
Altria Group, Inc.	2,686,600	224,412
TOTAL CONSUMER STAPLES		836,336
ENERGY - 7.3%
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.	531,600	37,839
BJ Services Co.	630,554	21,634
Cameron International Corp. (a)	123,400	5,912
Global Industries Ltd. (a)	705,200	12,637
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
GlobalSantaFe Corp.	369,400	$ 18,182
Halliburton Co.	4,358,800	142,184
National Oilwell Varco, Inc. (a)	5,328,177	347,930
Noble Corp.	324,400	21,213
Pride International, Inc. (a)	5,835,943	151,326
Smith International, Inc.	1,186,700	49,806
Superior Energy Services, Inc. (a)	159,200	5,083
W-H Energy Services, Inc. (a)	246,700	12,451
Weatherford International Ltd. (a)	2,052,900	88,275
		914,472
Oil, Gas & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	457,100	8,287
Aurora Oil & Gas Corp.	457,042	2,084
Cabot Oil & Gas Corp.	267,600	13,664
Canadian Natural Resources Ltd.	250,400	13,146
Chesapeake Energy Corp.	909,600	28,716
El Paso Corp.	1,054,800	15,316
Ellora Energy, Inc. (a)(i)	1,529,700	18,356
EnCana Corp.	321,600	16,876
Energy Partners Ltd. (a)	1,218,600	30,404
EOG Resources, Inc.	173,700	11,259
Goodrich Petroleum Corp.	251,300	7,961
Helix Energy Solutions Group, Inc. (a)	406,600	15,638
Holly Corp.	237,300	10,873
International Coal Group, Inc. (a)(g)	860,900	5,372
Mariner Energy, Inc. (a)	607,300	11,478
Maritrans, Inc.	246,700	6,106
Massey Energy Co.	341,000	8,607
OMI Corp.	448,600	10,102
Overseas Shipholding Group, Inc.	76,700	5,116
Petroleum Development Corp. (a)	183,500	7,835
Plains Exploration & Production Co. (a)	414,400	18,238
Quicksilver Resources, Inc. (a)	741,000	27,876
Range Resources Corp.	1,008,600	28,221
Southwestern Energy Co. (a)	503,600	17,299
SXR Uranium One, Inc. (a)	1,720,900	13,623
Tesoro Corp.	86,600	5,595
Ultra Petroleum Corp. (a)	356,100	17,677
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	3,144,800	$ 180,512
Valero GP Holdings LLC	434,000	8,884
		565,121
TOTAL ENERGY		1,479,593
FINANCIALS - 13.5%
Capital Markets - 1.3%
American Capital Strategies Ltd. (g)	550,200	21,309
Ameriprise Financial, Inc.	100,840	4,611
Bank of New York Co., Inc.	50,300	1,698
Cowen Group, Inc.	643,700	9,063
E*TRADE Financial Corp.	2,136,300	50,395
Goldman Sachs Group, Inc.	107,300	15,950
Lazard Ltd. Class A	501,500	18,881
Lehman Brothers Holdings, Inc.	248,300	15,844
Mellon Financial Corp.	164,500	6,124
Merrill Lynch & Co., Inc.	1,096,900	80,655
Northern Trust Corp.	231,600	12,967
State Street Corp.	227,000	14,029
TD Ameritrade Holding Corp.	749,900	13,138
Thomas Weisel Partners Group, Inc.	251,216	3,650
UBS AG (Reg.)	22,853	1,297
		269,611
Commercial Banks - 2.2%
ABN-AMRO Holding NV sponsored ADR	541,100	15,454
Banca Popolare di Milano	434,200	6,056
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	774,500	17,736
Banco Nossa Caixa SA	737,800	15,141
Bank of Baroda	864,332	4,995
Bank of China Ltd. (H Shares)	11,057,000	4,791
Boston Private Financial Holdings, Inc.	123,200	3,075
China Construction Bank Corp. (H Shares)	24,692,000	10,699
Hanmi Financial Corp.	660,900	12,901
HSBC Holdings PLC sponsored ADR	236,700	21,525
ICICI Bank Ltd. sponsored ADR	834,100	22,262
Nara Bancorp, Inc.	443,121	8,198
National Australia Bank Ltd.	710,864	19,670
PNC Financial Services Group, Inc.	292,500	20,706
R&G Financial Corp. Class B	534,300	3,847
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Societe Generale Series A	4,600	$ 743
SVB Financial Group (a)	182,900	8,265
Synovus Financial Corp.	182,800	5,316
UCBH Holdings, Inc.	1,505,478	27,309
Uniao de Bancos Brasileiros SA (Unibanco) GDR	136,700	9,890
Unicredito Italiano Spa	2,182,300	17,405
Wachovia Corp.	2,439,814	133,287
Wells Fargo & Co.	1,163,000	40,414
Wilshire Bancorp, Inc.	749,624	14,565
Wintrust Financial Corp.	236,600	11,903
		456,153
Consumer Finance - 0.5%
Aiful Corp.	135,600	5,429
American Express Co.	431,700	22,682
Capital One Financial Corp.	376,500	27,522
ORIX Corp.	50,100	13,294
SLM Corp.	517,700	25,124
		94,051
Diversified Financial Services - 3.5%
Bank of America Corp.	4,297,336	221,184
Citigroup, Inc.	3,315,904	163,640
FirstRand Ltd.	2,591,800	6,412
JPMorgan Chase & Co.	4,796,500	219,008
Kotak Mahindra Bank Ltd. sponsored GDR (i)	1,047,376	7,028
Moody's Corp.	123,400	7,550
PICO Holdings, Inc. (a)	2,172,938	73,641
The NASDAQ Stock Market, Inc. (a)	677,218	19,307
		717,770
Insurance - 3.0%
ACE Ltd.	1,066,200	57,426
AFLAC, Inc.	597,600	26,934
Allied World Assurance Co. Holdings Ltd.	385,600	14,865
American International Group, Inc.	3,077,731	196,421
Aspen Insurance Holdings Ltd.	717,800	17,751
Axis Capital Holdings Ltd.	152,400	4,942
Endurance Specialty Holdings Ltd.	431,800	13,934
Fidelity National Title Group, Inc. Class A	442,200	8,915
Hartford Financial Services Group, Inc.	573,800	49,266
IPC Holdings Ltd.	301,900	8,438
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	132,500	$ 8,043
MBIA, Inc.	114,100	7,032
MetLife, Inc. unit	714,000	20,663
Montpelier Re Holdings Ltd.	556,500	10,045
Navigators Group, Inc. (a)	104,000	4,792
PartnerRe Ltd.	338,000	21,733
Platinum Underwriters Holdings Ltd.	436,900	12,976
PXRE Group Ltd.	1,087,600	4,361
Scottish Re Group Ltd. (h)	2,688,400	24,411
Specialty Underwriters' Alliance, Inc. (a)	63,651	507
T&D Holdings, Inc.	73,150	5,427
The St. Paul Travelers Companies, Inc.	743,000	32,618
Universal American Financial Corp. (a)	817,415	12,531
USI Holdings Corp. (a)	684,653	9,154
Willis Group Holdings Ltd.	93,800	3,397
XL Capital Ltd. Class A	362,600	23,801
		600,383
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	89,400	8,763
Annaly Capital Management, Inc. (g)	2,002,900	25,056
BioMed Realty Trust, Inc.	172,300	5,365
Brandywine Realty Trust (SBI)	113,700	3,710
CapitalSource, Inc.	45,400	1,103
CBL & Associates Properties, Inc.	214,100	8,722
Columbia Equity Trust, Inc.	173,200	2,615
Corporate Office Properties Trust (SBI)	32,000	1,503
Developers Diversified Realty Corp.	364,400	19,714
Digital Realty Trust, Inc.	159,900	4,783
Duke Realty Corp.	180,400	6,852
Education Realty Trust, Inc.	369,119	5,230
Equity Lifestyle Properties, Inc.	153,200	6,868
Equity Office Properties Trust	529,800	19,650
Equity One, Inc.	310,800	7,817
Equity Residential (SBI)	163,400	8,149
General Growth Properties, Inc.	301,500	13,667
Highwoods Properties, Inc. (SBI)	99,200	3,744
HomeBanc Mortgage Corp., Georgia	889,700	5,961
Host Hotels & Resorts, Inc.	711,466	16,036
Pennsylvania (REIT) (SBI)	273,300	11,566
Public Storage, Inc.	79,700	6,906
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ramco-Gershenson Properties Trust (SBI)	337,900	$ 10,813
Tanger Factory Outlet Centers, Inc.	77,700	2,782
Trizec Properties, Inc.	91,750	2,649
United Dominion Realty Trust, Inc. (SBI)	1,286,300	39,245
Ventas, Inc.	382,600	15,323
Vornado Realty Trust	134,600	14,255
		278,847
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	603,000	13,509
Move, Inc.	193,050	884
		14,393
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	706,579	23,882
Doral Financial Corp.	1,446,300	7,246
Fannie Mae	1,380,100	72,662
Freddie Mac	1,286,900	81,847
Golden West Financial Corp., Delaware	117,000	8,832
Hudson City Bancorp, Inc.	1,145,100	14,955
MGIC Investment Corp.	158,200	9,155
NetBank, Inc. (h)	3,788,179	23,259
NewAlliance Bancshares, Inc.	731,576	10,666
Radian Group, Inc.	255,000	15,269
Sovereign Bancorp, Inc.	1,358,385	28,309
W Holding Co., Inc.	2,374,764	11,993
		308,075
TOTAL FINANCIALS		2,739,283
HEALTH CARE - 7.1%
Biotechnology - 0.8%
Amgen, Inc. (a)	543,600	36,927
Biogen Idec, Inc. (a)	320,100	14,129
Cephalon, Inc. (a)(g)	639,300	36,453
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
DUSA Pharmaceuticals, Inc. (a)(h)	1,002,329	3,989
Genentech, Inc. (a)	157,486	12,996
MannKind Corp. (a)	227,400	4,189
Medarex, Inc. (a)	644,900	6,926
MedImmune, Inc. (a)	479,900	13,264
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Myogen, Inc. (a)	306,100	$ 10,652
OSI Pharmaceuticals, Inc. (a)	562,100	20,949
PDL BioPharma, Inc. (a)	250,100	4,927
Solexa, Inc. (a)	662,435	5,763
Vertex Pharmaceuticals, Inc. (a)	160,700	5,536
		176,700
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc. (a)	181,800	8,754
Alcon, Inc.	118,800	13,993
Aspect Medical Systems, Inc. (a)	742,000	14,335
Baxter International, Inc.	1,388,200	61,608
Becton, Dickinson & Co.	336,200	23,433
C.R. Bard, Inc.	408,900	30,741
Cooper Companies, Inc.	676,907	33,832
Cytyc Corp. (a)	21,397	511
Dade Behring Holdings, Inc.	835,950	33,848
Inverness Medical Innovations, Inc. (a)	337,400	11,394
Inverness Medical Innovations, Inc. (o)	324,908	10,917
Inverness Medical Innovations, Inc. (a)(o)	116,600	3,526
Kinetic Concepts, Inc. (a)	246,500	7,789
Medtronic, Inc.	93,600	4,390
		259,071
Health Care Providers & Services - 2.0%
Aetna, Inc.	810,100	30,192
Brookdale Senior Living, Inc.	337,500	16,143
Cardinal Health, Inc.	193,100	13,019
Caremark Rx, Inc.	363,800	21,079
Chemed Corp.	306,200	12,067
HCA, Inc.	191,700	9,455
Health Net, Inc. (a)	692,200	28,941
Humana, Inc. (a)	460,400	28,052
LHC Group, Inc. (a)	287,641	6,903
Medco Health Solutions, Inc. (a)	586,900	37,192
Omnicare, Inc.	586,000	26,552
Sunrise Senior Living, Inc. (a)	546,200	16,118
United Surgical Partners International, Inc. (a)	507,100	14,310
UnitedHealth Group, Inc.	2,522,112	131,024
WellPoint, Inc. (a)	306,300	23,711
		414,758
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Technology - 0.3%
Cerner Corp. (a)	378,904	$ 17,452
Eclipsys Corp. (a)	602,700	10,306
Emdeon Corp. (a)	1,823,500	21,608
IMS Health, Inc.	405,300	11,061
		60,427
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	383,892	8,181
Charles River Laboratories International, Inc. (a)	982,800	39,941
Fisher Scientific International, Inc. (a)	270,568	21,167
Invitrogen Corp. (a)	214,000	13,022
Seracare Life Sciences, Inc. (a)	367,600	1,985
Thermo Electron Corp. (a)	180,880	7,090
Varian, Inc. (a)	249,076	11,627
Waters Corp. (a)	418,700	17,858
		120,871
Pharmaceuticals - 2.1%
Allergan, Inc.	64,132	7,347
Atherogenics, Inc. (a)	740,225	10,363
Barr Pharmaceuticals, Inc. (a)	371,100	20,967
Endo Pharmaceuticals Holdings, Inc. (a)	260,558	8,606
Forest Laboratories, Inc. (a)	395,200	19,752
Johnson & Johnson	1,904,500	123,145
Kos Pharmaceuticals, Inc. (a)	196,595	9,613
Merck & Co., Inc.	959,800	38,920
MGI Pharma, Inc. (a)	1,028,300	15,558
New River Pharmaceuticals, Inc. (a)	519,702	13,554
Novartis AG sponsored ADR	785,400	44,862
Pfizer, Inc.	22,800	628
Schering-Plough Corp.	708,800	14,849
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,035,000	35,977
Wyeth	1,208,000	58,830
		422,971
TOTAL HEALTH CARE		1,454,798
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.2%
DynCorp International, Inc. Class A	456,700	4,969
Essex Corp. (a)	292,400	4,351
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
General Dynamics Corp.	439,900	$ 29,715
Hexcel Corp. (a)	2,168,500	32,571
Honeywell International, Inc.	1,205,000	46,658
L-3 Communications Holdings, Inc.	186,100	14,030
Precision Castparts Corp.	405,100	23,674
Raytheon Co.	540,200	25,503
Rockwell Collins, Inc.	314,400	16,484
United Technologies Corp.	603,700	37,858
		235,813
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	509,400	15,572
FedEx Corp.	135,200	13,659
United Parcel Service, Inc. Class B	292,400	20,483
UTI Worldwide, Inc.	487,327	11,233
		60,947
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	296,500	7,967
AirTran Holdings, Inc. (a)	3,376,500	38,661
Frontier Airlines Holdings, Inc. (a)(g)(h)	3,520,108	24,430
TAM SA (PN) sponsored ADR (ltd. vtg.)	345,800	10,754
		81,812
Building Products - 0.2%
Goodman Global, Inc.	937,000	11,797
Jacuzzi Brands, Inc. (a)	68,400	679
Masco Corp.	807,500	22,134
		34,610
Commercial Services & Supplies - 0.7%
Administaff, Inc.	219,200	7,573
CDI Corp.	196,424	4,115
Cintas Corp.	338,200	12,524
Clean Harbors, Inc.	662,998	27,707
Comsys IT Partners, Inc. (a)	390,700	7,208
Covanta Holding Corp. (a)	955,400	19,672
Diamond Management & Technology Consultants, Inc. (a)	1,131,903	10,538
Kforce, Inc. (a)	434,170	5,345
Steelcase, Inc. Class A	68,600	995
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	507,900	$ 28,935
Waste Management, Inc.	622,700	21,346
		145,958
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	1,808,600	48,850
Fluor Corp.	1,208,500	104,439
Hyundai Engineering & Construction Co. Ltd. (a)	277,120	14,644
Infrasource Services, Inc. (a)	274,100	4,739
Larsen & Toubro Ltd.	381,480	19,746
Perini Corp. (a)	763,400	18,299
Punj Lloyd Ltd.	393,102	6,254
Shaw Group, Inc. (a)	1,518,500	38,205
Washington Group International, Inc.	248,035	14,686
		269,862
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	93,600	7,664
GrafTech International Ltd. (a)	1,067,042	5,815
		13,479
Industrial Conglomerates - 1.8%
General Electric Co.	7,642,710	260,311
McDermott International, Inc. (a)	480,700	23,170
Smiths Group PLC	999,200	16,363
Tyco International Ltd.	2,468,500	64,551
		364,395
Machinery - 0.6%
Atlas Copco AB (B Shares)	1,043,300	25,194
Briggs & Stratton Corp.	489,600	13,782
Danaher Corp.	193,000	12,794
Deere & Co.	403,300	31,498
Flowserve Corp. (a)	172,800	8,837
Gardner Denver, Inc. (a)	173,000	6,223
Ingersoll-Rand Co. Ltd. Class A	182,700	6,946
SPX Corp.	283,200	14,953
		120,227
Marine - 0.2%
Alexander & Baldwin, Inc.	1,143,095	50,136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Marine - continued
American Commercial Lines, Inc.	9,100	$ 478
Kirby Corp. (a)	9,100	267
		50,881
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	535,100	35,825
Canadian National Railway Co.	163,000	6,953
Laidlaw International, Inc.	1,648,100	44,499
Norfolk Southern Corp.	890,000	38,030
		125,307
Trading Companies & Distributors - 0.5%
Interline Brands, Inc. (a)	136,600	3,420
UAP Holding Corp.	600,900	12,517
United Rentals, Inc. (a)	274,100	5,937
WESCO International, Inc. (a)	1,332,300	77,940
		99,814
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	595,300	20,210
TOTAL INDUSTRIALS		1,623,315
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.0%
Adtran, Inc.	205,700	5,116
Andrew Corp. (a)	1,190,000	11,008
Blue Coat Systems, Inc. (a)	509,600	8,668
Comverse Technology, Inc. (a)	91,000	1,902
Dycom Industries, Inc. (a)	1,533,100	31,045
Harris Corp.	454,200	19,948
Juniper Networks, Inc. (a)	712,000	10,445
Lucent Technologies, Inc. (a)	5,418,702	12,626
MasTec, Inc. (a)	1,777,490	20,601
Motorola, Inc.	1,554,600	36,347
Nortel Networks Corp. (a)	5,568,400	11,638
Powerwave Technologies, Inc. (a)	319,800	2,424
QUALCOMM, Inc.	409,800	15,437
Sycamore Networks, Inc. (a)	4,546,900	16,687
		203,892
Computers & Peripherals - 1.2%
EMC Corp. (a)	1,552,600	18,088
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	1,347,400	$ 49,261
Imation Corp.	123,200	4,882
Intermec, Inc. (a)	616,700	18,476
International Business Machines Corp.	118,800	9,619
NCR Corp. (a)	448,500	15,603
Seagate Technology	4,883,193	108,651
Sun Microsystems, Inc. (a)	2,923,900	14,590
Western Digital Corp. (a)	686,200	12,557
		251,727
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	906,500	29,153
Amphenol Corp. Class A	928,800	53,378
Arrow Electronics, Inc. (a)	455,125	12,698
Avnet, Inc. (a)	679,800	13,297
Celestica, Inc. (sub. vtg.) (a)	2,306,500	22,120
CPI International, Inc.	109,500	1,380
Flextronics International Ltd. (a)	5,040,500	59,478
FLIR Systems, Inc. (a)	616,341	17,073
Ingram Micro, Inc. Class A (a)	1,356,100	24,410
Insight Enterprises, Inc. (a)	168,218	3,030
Jabil Circuit, Inc.	254,300	6,823
Metrologic Instruments, Inc. (a)	319,900	5,163
Molex, Inc.	368,600	13,443
Orbotech Ltd. (a)	91,400	2,195
Solectron Corp. (a)	10,593,400	33,263
Symbol Technologies, Inc.	2,828,997	33,976
Tektronix, Inc.	433,700	12,291
Vishay Intertechnology, Inc. (a)	411,800	5,769
		348,940
Internet Software & Services - 0.5%
eBay, Inc. (a)	744,520	20,742
Google, Inc. Class A (sub. vtg.) (a)	137,290	51,968
VeriSign, Inc. (a)	319,800	6,473
Yahoo!, Inc. (a)	1,014,100	29,226
		108,409
IT Services - 0.2%
First Data Corp.	648,200	27,853
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR	310,800	$ 11,863
SI International, Inc. (a)	229,600	6,633
		46,349
Office Electronics - 0.2%
Xerox Corp. (a)	2,329,500	34,500
Semiconductors & Semiconductor Equipment - 3.2%
Agere Systems, Inc. (a)	1,368,852	20,861
Altera Corp. (a)	205,500	4,157
AMIS Holdings, Inc. (a)	1,440,100	13,119
Analog Devices, Inc.	845,700	25,912
Applied Micro Circuits Corp. (a)	2,192,800	5,986
ASAT Holdings Ltd.:
warrants 7/24/11 (a)	2,416	9
sponsored ADR (a)	773,800	333
ASML Holding NV (NY Shares) (a)	1,359,400	29,988
Atmel Corp. (a)	457,100	2,637
ATMI, Inc. (a)	1,632,016	47,116
Axcelis Technologies, Inc. (a)	3,464,400	21,791
Credence Systems Corp. (a)	2,834,420	7,171
Cymer, Inc. (a)	440,273	18,117
Cypress Semiconductor Corp. (a)	1,779,500	27,831
DSP Group, Inc. (a)	577,500	14,131
Entegris, Inc. (a)	388,100	4,215
Exar Corp. (a)	832,100	11,633
Fairchild Semiconductor International, Inc. (a)	2,246,200	40,499
Freescale Semiconductor, Inc. Class A (a)	1,828,200	56,126
Integrated Device Technology, Inc. (a)	340,500	5,867
Intel Corp.	1,132,400	22,127
Intersil Corp. Class A	68,500	1,736
Linear Technology Corp.	796,300	27,082
LTX Corp. (a)	2,836,921	14,383
Marvell Technology Group Ltd. (a)	126,200	2,210
Maxim Integrated Products, Inc.	891,400	25,940
Microchip Technology, Inc.	397,200	13,568
National Semiconductor Corp.	2,260,500	54,908
PMC-Sierra, Inc. (a)	1,038,700	7,105
Qimonda AG Sponsored ADR (a)	913,700	14,756
Rudolph Technologies, Inc. (a)	1,159,398	20,753
Samsung Electronics Co. Ltd.	63,313	42,810
Spansion, Inc. Class A	594,200	10,214
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	775,100	$ 10,882
Verigy Ltd.	228,500	3,953
Xilinx, Inc.	539,300	12,334
		642,260
Software - 1.5%
Activision, Inc. (a)	216,267	2,790
Amdocs Ltd. (a)	293,300	11,131
Ansoft Corp. (a)	301,100	7,238
Autodesk, Inc. (a)	319,900	11,120
BEA Systems, Inc. (a)	2,131,549	29,266
Cognos, Inc. (a)	544,400	17,704
Compuware Corp. (a)	319,900	2,431
Fair, Isaac & Co., Inc.	402,000	14,074
Hyperion Solutions Corp. (a)	536,111	17,756
Kronos, Inc. (a)	127,900	3,904
Macrovision Corp. (a)	616,664	14,356
Microsoft Corp.	2,002,600	51,447
Nintendo Co. Ltd.	245,700	50,398
Opsware, Inc. (a)	548,500	3,867
Parametric Technology Corp. (a)	434,200	6,995
Quest Software, Inc. (a)	319,800	4,455
Symantec Corp. (a)	937,365	17,472
Take-Two Interactive Software, Inc. (a)	1,697,350	20,708
Wind River Systems, Inc. (a)	1,277,600	12,993
		300,105
TOTAL INFORMATION TECHNOLOGY		1,936,182
MATERIALS - 4.2%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	287,900	19,085
Albemarle Corp.	157,109	8,625
Ashland, Inc.	927,900	58,588
Bayer AG	200,100	9,925
Celanese Corp. Class A	1,507,900	27,881
Chemtura Corp.	3,198,557	27,795
Cytec Industries, Inc.	437,700	23,351
Georgia Gulf Corp.	282,500	7,498
Israel Chemicals Ltd.	2,920,318	13,953
Monsanto Co.	889,000	42,174
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Mosaic Co.	2,165,400	$ 35,166
Praxair, Inc.	334,200	19,186
Rhodia SA	2,600,543	5,864
		299,091
Construction Materials - 0.1%
Texas Industries, Inc.	342,700	16,086
Containers & Packaging - 0.3%
Owens-Illinois, Inc.	2,467,200	37,403
Pactiv Corp. (a)	495,040	13,232
Smurfit-Stone Container Corp.	1,239,400	14,117
		64,752
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd.	493,316	18,736
Alcoa, Inc.	2,204,400	63,024
Aleris International, Inc. (a)	182,700	9,367
Allegheny Technologies, Inc.	537,978	30,853
Aquarius Platinum Ltd. (Australia)	136,481	2,392
Compass Minerals International, Inc.	748,600	20,010
Goldcorp, Inc.	1,179,050	32,588
Inco Ltd.	155,300	12,110
IPSCO, Inc.	141,200	13,010
Meridian Gold, Inc. (a)	1,575,700	46,602
Newmont Mining Corp.	67,600	3,465
Oregon Steel Mills, Inc. (a)	452,003	21,773
Phelps Dodge Corp.	259,552	23,230
RTI International Metals, Inc. (a)	449,000	19,473
Stillwater Mining Co. (a)	1,236,300	11,658
Sumitomo Metal Industries Ltd.	822,000	3,382
Teck Cominco Ltd. Class B (sub. vtg.)	394,200	26,249
Titanium Metals Corp.	4,315,382	111,337
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	22,900	721
		469,980
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	248,100	15,382
TOTAL MATERIALS		865,291
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	5,370,725	$ 167,191
BellSouth Corp.	1,280,900	52,158
Covad Communications Group, Inc. (a)	12,930,800	19,655
Telenor ASA sponsored ADR	114,000	4,362
Verizon Communications, Inc.	4,071,500	143,235
		386,601
Wireless Telecommunication Services - 0.6%
America Movil SA de CV Series L sponsored ADR	246,800	9,208
American Tower Corp. Class A (a)	718,991	25,783
Crown Castle International Corp.	559,100	19,211
NII Holdings, Inc. (a)	456,900	24,376
Sprint Nextel Corp.	2,176,139	36,820
		115,398
TOTAL TELECOMMUNICATION SERVICES		501,999
UTILITIES - 2.6%
Electric Utilities - 0.8%
Ceske Energeticke Zavody AS	28,200	1,055
E.ON AG	86,800	11,041
Edison International	365,700	15,959
Entergy Corp.	197,000	15,297
Exelon Corp.	1,253,800	76,457
FirstEnergy Corp.	290,700	16,587
PPL Corp.	675,700	23,629
Reliant Energy, Inc. (a)	639,900	8,613
		168,638
Gas Utilities - 0.0%
Equitable Resources, Inc.	45,700	1,685
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	4,655,317	98,879
Dynegy, Inc. Class A (a)	2,955,600	18,325
Mirant Corp. (a)	536,600	15,545
NRG Energy, Inc.	416,200	21,076
TXU Corp.	1,789,700	118,496
		272,321
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	1,786,600	26,156
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.	544,000	$ 43,460
PG&E Corp.	321,200	13,468
		83,084
TOTAL UTILITIES		525,728
TOTAL COMMON STOCKS (Cost $10,672,383)		13,058,361
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	221,900	6,515
XL Capital Ltd. 6.50%	587,900	12,775
		19,290
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,049)		19,290
Corporate Bonds - 7.4%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co.:
5.25% 10/6/11 (i)	$ 1,980	2,480
6% 7/2/08	12,950	18,061
		20,541
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
New River Pharmaceuticals, Inc. 3.5% 8/1/13 (i)	9,130	8,945
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Finisar Corp. 5.25% 10/15/08	$ 6,703	$ 6,669
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Covad Communications Group, Inc. 3% 3/15/24 (i)	5,000	4,036
Level 3 Communications, Inc. 5.25% 12/15/11 (i)	1,980	2,578
		6,614
TOTAL CONVERTIBLE BONDS		42,769
Nonconvertible Bonds - 7.2%
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
Goodyear Tire & Rubber Co. 9% 7/1/15	160	160
Tenneco, Inc. 8.625% 11/15/14	435	433
		593
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	10,000	7,850
General Motors Corp.:
8.25% 7/15/23	120	100
8.375% 7/15/33	300	251
		8,201
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	430	415
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (i)	340	337
Service Corp. International (SCI) 8% 6/15/17 (i)(l)	450	430
		1,182
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	730	726
Gaylord Entertainment Co. 8% 11/15/13	460	469
Host Marriott LP 7.125% 11/1/13	1,000	1,011
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,070	1,008
Mandalay Resort Group 6.5% 7/31/09	910	901
MGM MIRAGE 5.875% 2/27/14	1,430	1,301
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,397
Six Flags, Inc. 9.625% 6/1/14	585	522
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.:
6% 4/1/12	$ 900	$ 857
7.75% 8/15/16	540	557
Trump Entertainment Resorts Holdings LP 8.5% 6/1/15	110	106
Uno Restaurant Corp. 10% 2/15/11 (i)	230	177
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	1,480	1,413
		10,445
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	7,965	7,808
Whirlpool Corp. 6.125% 6/15/11	6,400	6,490
		14,298
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	110	107
Media - 0.4%
AOL Time Warner, Inc.:
6.875% 5/1/12	1,585	1,660
7.625% 4/15/31	4,975	5,388
Cablevision Systems Corp.:
8% 4/15/12	205	205
9.62% 4/1/09 (l)	780	831
CCH I LLC/CCH I Capital Corp. 11% 10/1/15	346	308
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	185	188
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (i)	1,160	1,163
8.375% 4/30/14 (i)	115	116
Comcast Corp. 6.45% 3/15/37	22,750	22,309
Cox Communications, Inc. 4.625% 6/1/13	11,200	10,335
CSC Holdings, Inc.:
7.625% 4/1/11	1,280	1,306
7.625% 7/15/18	235	237
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	577	622
Dex Media, Inc. 8% 11/15/13	355	354
EchoStar DBS Corp. 7.125% 2/1/16 (i)	810	788
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Houghton Mifflin Co. 9.875% 2/1/13	$ 1,750	$ 1,798
Kabel Deutschland GmbH 10.625% 7/1/14 (i)	490	524
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,333
8.25% 2/1/30	6,315	6,283
News America Holdings, Inc. 7.75% 12/1/45	5,780	6,346
News America, Inc. 6.2% 12/15/34	1,720	1,607
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	999
Nielsen Finance LLC/Co. 10% 8/1/14 (i)	1,070	1,095
PanAmSat Corp. 9% 6/15/16 (i)	910	923
Rogers Cable, Inc. 6.75% 3/15/15	1,200	1,184
Time Warner, Inc. 9.125% 1/15/13	2,040	2,346
Viacom, Inc. 5.75% 4/30/11 (i)	6,760	6,704
Videotron Ltee 6.875% 1/15/14	990	968
		77,920
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07	1,730	1,732
Specialty Retail - 0.0%
Asbury Automotive Group, Inc.:
8% 3/15/14	920	899
9% 6/15/12	1,000	1,006
AutoNation, Inc. 7.5069% 4/15/13 (i)(l)	110	111
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	240	245
Sonic Automotive, Inc. 8.625% 8/15/13	1,705	1,688
		3,949
TOTAL CONSUMER DISCRETIONARY		118,427
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (i)	4,760	4,503
Food & Staples Retailing - 0.0%
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	920	918
Jean Coutu Group, Inc.:
7.625% 8/1/12	420	440
8.5% 8/1/14	660	624
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.:
6.875% 8/15/13	$ 45	$ 38
7.7% 2/15/27	190	151
		2,171
Food Products - 0.1%
Dole Food Co., Inc. 7.25% 6/15/10	730	675
H.J. Heinz Co. 6.428% 12/1/08 (i)(l)	5,410	5,513
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,660	1,731
Swift & Co. 10.125% 10/1/09	140	144
		8,063
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	5,260	5,722
Reynolds American, Inc. 7.625% 6/1/16 (i)	370	385
		6,107
TOTAL CONSUMER STAPLES		20,844
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	1,025	962
Hanover Compressor Co. 9% 6/1/14	570	607
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	195	182
Kinder Morgan, Inc. 6.5% 9/1/12	3,025	2,966
Noble Drilling Corp. 5.875% 6/1/13	1,695	1,718
Petronas Capital Ltd. 7% 5/22/12 (i)	11,260	12,070
Pride International, Inc. 7.375% 7/15/14	480	485
Seabulk International, Inc. 9.5% 8/15/13	700	774
		19,764
Oil, Gas & Consumable Fuels - 0.4%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (i)	4,715	4,613
Chesapeake Energy Corp.:
6.5% 8/15/17	105	98
6.625% 1/15/16	15	14
6.875% 1/15/16	10	10
7% 8/15/14	20	20
7.5% 6/15/14	430	434
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC:
6.25% 2/15/13	$ 5,000	$ 5,068
6.75% 2/15/32	9,530	9,806
El Paso Corp.:
7.75% 6/15/10	325	335
7.875% 6/15/12	1,485	1,526
El Paso Energy Corp.:
6.95% 12/15/07	450	452
7.375% 12/15/12	630	633
El Paso Production Holding Co. 7.75% 6/1/13	1,000	1,010
EnCana Holdings Finance Corp. 5.8% 5/1/14	7,070	7,121
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	535
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,760	11,271
Massey Energy Co. 6.875% 12/15/13	740	686
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (i)	2,855	2,713
Nexen, Inc. 5.875% 3/10/35	3,865	3,616
Pemex Project Funding Master Trust:
5.75% 12/15/15 (i)	1,810	1,761
5.75% 12/15/15	8,155	7,935
6.125% 8/15/08	4,000	4,016
6.625% 6/15/35 (i)	5,000	4,910
6.625% 6/15/35	1,500	1,473
7.375% 12/15/14	3,740	4,052
Petrohawk Energy Corp. 9.125% 7/15/13 (i)	550	560
Pogo Producing Co.:
6.625% 3/15/15	155	147
7.875% 5/1/13 (i)	270	274
Range Resources Corp. 7.375% 7/15/13	765	767
Ship Finance International Ltd. 8.5% 12/15/13	2,310	2,195
Talisman Energy, Inc. 5.85% 2/1/37	4,435	4,122
Teekay Shipping Corp. 8.875% 7/15/11	1,110	1,177
		83,350
TOTAL ENERGY		103,114
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - 3.0%
Capital Markets - 0.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (l)	$ 2,000	$ 1,944
4.25% 9/4/12 (l)	2,490	2,466
Goldman Sachs Group, Inc.:
4.75% 7/15/13	5,100	4,855
5.125% 1/15/15	12,870	12,448
JP Morgan Chase Capital XVIII 6.95% 8/17/36	9,505	10,003
Legg Mason, Inc. 6.75% 7/2/08	2,405	2,464
Morgan Stanley:
4% 1/15/10	2,800	2,689
5.05% 1/21/11	9,260	9,135
Nuveen Investments, Inc. 5.5% 9/15/15	5,270	5,078
		51,082
Commercial Banks - 0.5%
Bank One Corp.:
5.25% 1/30/13	7,610	7,525
6% 8/1/08	2,615	2,646
HSBC Holdings PLC 6.5% 5/2/36	6,175	6,502
KeyBank NA, Cleveland 5.45% 3/3/16	5,915	5,818
Korea Development Bank:
3.875% 3/2/09	8,325	8,050
4.625% 9/16/10	15,000	14,539
5.75% 9/10/13	4,415	4,465
Rabobank Capital Funding Trust II 5.26% 12/31/49 (i)(l)	1,000	969
Santander Issuances SA Unipersonal 5.805% 6/20/16 (i)(l)	7,625	7,701
Union Planters Corp. 7.75% 3/1/11	7,500	8,180
Wachovia Bank NA 4.875% 2/1/15	10,000	9,545
Wells Fargo & Co. 4.2% 1/15/10	10,165	9,850
Woori Bank 6.125% 5/3/16 (i)(l)	6,495	6,566
		92,356
Consumer Finance - 0.3%
Ford Motor Credit Co.:
6.3744% 3/21/07 (l)	370	369
7% 10/1/13	180	167
9.75% 9/15/10 (i)	150	156
9.875% 8/10/11	1,410	1,473
9.9569% 4/15/12 (l)	390	413
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
4.875% 10/21/10	$ 35,000	$ 34,538
6% 6/15/12	9,000	9,301
General Motors Acceptance Corp.:
6.75% 12/1/14	1,910	1,824
6.875% 9/15/11	1,680	1,646
6.875% 8/28/12	210	205
8% 11/1/31	825	829
GMAC LLC 6.125% 1/22/08	1,000	988
Household Finance Corp.:
4.125% 11/16/09	6,035	5,824
5.875% 2/1/09	3,500	3,552
7% 5/15/12	1,235	1,328
MBNA Corp. 7.5% 3/15/12	2,030	2,234
		64,847
Diversified Financial Services - 0.4%
BAC Capital Trust XI 6.625% 5/23/36	23,045	24,049
Bank of America Corp. 4.5% 8/1/10	13,000	12,669
Citigroup, Inc.:
4.625% 8/3/10	3,835	3,755
5% 9/15/14	12,000	11,610
6% 2/21/12	3,065	3,163
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (i)	370	385
ILFC E-Capital Trust I 5.9% 12/21/65 (i)(l)	2,600	2,599
J.P. Morgan & Co., Inc. 6.25% 1/15/09	2,850	2,901
JPMorgan Chase & Co.:
4.875% 3/15/14	2,740	2,628
5.75% 1/2/13	6,260	6,330
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (i)	3,350	3,364
ZFS Finance USA Trust I 6.15% 12/15/65 (i)(l)	8,500	8,376
ZFS Finance USA Trust II 6.45% 12/15/65 (i)(l)	6,000	5,809
		87,638
Insurance - 0.3%
AmerUs Group Co. 6.583% 5/16/11	4,460	4,537
Assurant, Inc. 5.625% 2/15/14	2,195	2,168
Axis Capital Holdings Ltd. 5.75% 12/1/14	2,625	2,548
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (i)	$ 4,760	$ 4,760
7.5% 8/15/36 (i)	2,590	2,540
Lincoln National Corp. 7% 5/17/66 (l)	10,690	11,076
Metropolitan Life Global Funding I 4.625% 8/19/10 (i)	11,400	11,130
Prudential Financial, Inc. 3.75% 5/1/08	2,365	2,305
Symetra Financial Corp. 6.125% 4/1/16 (i)	5,445	5,443
The St. Paul Travelers Companies, Inc. 6.25% 6/20/16	9,250	9,573
Travelers Property Casualty Corp. 6.375% 3/15/33	1,580	1,587
UnumProvident Corp.:
6.75% 12/15/28	580	525
7.625% 3/1/11	229	244
		58,436
Real Estate Investment Trusts - 0.8%
AMB Property LP 5.9% 8/15/13	6,280	6,338
Archstone-Smith Operating Trust 5.25% 12/1/10	2,795	2,771
Boston Properties, Inc. 6.25% 1/15/13	4,400	4,538
Brandywine Operating Partnership LP:
5.625% 12/15/10	6,795	6,795
5.75% 4/1/12	5,126	5,131
BRE Properties, Inc. 4.875% 5/15/10	4,135	4,053
Camden Property Trust 5% 6/15/15	3,775	3,581
Colonial Properties Trust:
4.75% 2/1/10	6,905	6,704
5.5% 10/1/15	11,095	10,726
6.25% 6/15/14	3,000	3,048
Developers Diversified Realty Corp.:
3.875% 1/30/09	6,650	6,412
4.625% 8/1/10	535	517
5% 5/3/10	4,165	4,098
5.25% 4/15/11	8,165	8,054
5.375% 10/15/12	2,750	2,703
Duke Realty LP:
5.625% 8/15/11	1,975	1,978
5.95% 2/15/17	2,665	2,683
Equity Residential 5.125% 3/15/16	4,600	4,399
Federal Realty Investment Trust:
6% 7/15/12	2,180	2,222
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17	$ 1,440	$ 1,480
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	6,810	6,625
HRPT Properties Trust 5.75% 11/1/15	1,600	1,575
iStar Financial, Inc.:
5.15% 3/1/12	6,320	6,134
5.65% 9/15/11	8,945	8,914
5.8% 3/15/11	2,240	2,246
Mack-Cali Realty LP 7.25% 3/15/09	3,025	3,137
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (i)	1,100	1,090
Senior Housing Properties Trust 7.875% 4/15/15	278	284
Simon Property Group LP:
4.6% 6/15/10	3,690	3,588
5.1% 6/15/15	5,455	5,215
5.6% 9/1/11	9,035	9,058
5.75% 5/1/12	10,600	10,692
United Dominion Realty Trust 5.25% 1/15/15	1,065	1,021
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16	640	629
Washington (REIT) 5.95% 6/15/11	7,275	7,380
		155,819
Real Estate Management & Development - 0.3%
Colonial Realty LP 6.05% 9/1/16	7,165	7,173
EOP Operating LP:
4.65% 10/1/10	23,265	22,482
4.75% 3/15/14	11,170	10,446
6.75% 2/15/12	7,730	8,118
Post Apartment Homes LP 6.3% 6/1/13	6,300	6,429
Regency Centers LP 5.25% 8/1/15	4,750	4,574
		59,222
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,165	1,126
4.125% 9/15/09	7,000	6,758
5.625% 5/15/07	4,700	4,704
Independence Community Bank Corp.:
3.75% 4/1/14 (l)	2,945	2,821
4.9% 9/23/10	5,550	5,410
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp.:
6% 2/22/11	$ 6,230	$ 6,196
6.125% 11/21/08	7,455	7,471
Washington Mutual Bank 6.875% 6/15/11	3,300	3,504
		37,990
TOTAL FINANCIALS		607,390
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.:
6% 6/15/11	5,215	5,262
6.4% 6/15/16	5,215	5,278
		10,540
Health Care Providers & Services - 0.0%
AmeriPath, Inc. 10.5% 4/1/13	685	724
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460	490
Community Health Systems, Inc. 6.5% 12/15/12	590	555
DaVita, Inc.:
6.625% 3/15/13	730	715
7.25% 3/15/15	1,610	1,586
HCA, Inc. 6.5% 2/15/16	85	67
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	800	762
Skilled Healthcare Group, Inc. 11% 1/15/14 (i)	290	306
Tenet Healthcare Corp. 9.875% 7/1/14	950	926
U.S. Oncology, Inc. 9% 8/15/12	465	480
		6,611
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	360	346
Mylan Laboratories, Inc. 5.75% 8/15/10	210	206
		552
TOTAL HEALTH CARE		17,703
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
Bombardier, Inc.:
6.3% 5/1/14 (i)	$ 2,615	$ 2,327
7.45% 5/1/34 (i)	3,000	2,595
		4,922
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	536	543
6.978% 10/1/12	1,282	1,316
7.024% 4/15/11	3,700	3,797
7.858% 4/1/13	6,000	6,409
10.32% 7/30/14 (i)	355	323
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	3,766	3,749
6.9% 7/2/19	2,226	2,259
7.056% 3/15/11	1,795	1,850
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	570	137
8.3% 12/15/29 (d)	190	47
9.5% 11/18/08 (d)(i)	1,137	1,251
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	5,430	5,450
U.S. Airways pass thru trust certificates 6.85% 7/30/19	4,488	4,522
United Airlines pass thru certificates:
6.071% 9/1/14	2,490	2,490
6.201% 3/1/10	1,725	1,727
6.602% 9/1/13	7,070	7,069
		42,939
Building Products - 0.0%
Building Materials Corp. of America 7.75% 8/1/14	820	773
Nortek, Inc. 8.5% 9/1/14	510	474
		1,247
Commercial Services & Supplies - 0.0%
Allied Security Escrow Corp. 11.375% 7/15/11	158	153
Allied Waste North America, Inc. 7.125% 5/15/16 (i)	480	468
Corrections Corp. of America 6.75% 1/31/14	230	227
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (i)	340	326
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
IKON Office Solutions, Inc. 7.75% 9/15/15	$ 140	$ 142
United Rentals North America, Inc. 7% 2/15/14	160	147
		1,463
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (i)	9,500	10,633
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (i)	10,845	11,024
		21,657
Machinery - 0.0%
Commercial Vehicle Group, Inc. 8% 7/1/13	230	220
Invensys PLC 9.875% 3/15/11 (i)	594	639
		859
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	551	601
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	156	136
		737
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (i)	150	143
7.905% 5/15/14 (i)(l)	60	59
Hertz Corp.:
8.875% 1/1/14 (i)	790	821
10.5% 1/1/16 (i)	330	356
		1,379
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (i)	360	368
H&E Equipment Services, Inc. 8.375% 7/15/16 (i)	190	193
Penhall International Corp. 12% 8/1/14 (i)	310	318
		879
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	11,341	11,258
TOTAL INDUSTRIALS		87,340
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
L-3 Communications Corp.:
6.125% 1/15/14	$ 450	$ 432
6.375% 10/15/15	580	560
Lucent Technologies, Inc. 6.45% 3/15/29	550	468
Nortel Networks Corp.:
9.73% 7/15/11 (i)(l)	430	436
10.125% 7/15/13 (i)	390	397
10.75% 7/15/16 (i)	520	540
		2,833
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	1,040	1,035
Sanmina-SCI Corp. 8.125% 3/1/16	420	410
		1,445
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	115	107
SunGard Data Systems, Inc.:
9.125% 8/15/13	840	866
9.9725% 8/15/13 (l)	430	448
		1,421
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	1,450	1,479
Xerox Corp.:
7.125% 6/15/10	780	805
7.625% 6/15/13	675	701
		2,985
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.125% 3/15/11	210	200
7.75% 5/15/13	485	453
9.25% 6/1/16	470	448
Avago Technologies Finance Ltd. 10.125% 12/1/13 (i)	820	855
Freescale Semiconductor, Inc. 6.875% 7/15/11	1,060	1,080
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	265	213
8.5794% 12/15/11 (l)	115	99
		3,348
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (i)	$ 140	$ 130
SERENA Software, Inc. 10.375% 3/15/16 (i)	255	259
		389
TOTAL INFORMATION TECHNOLOGY		12,421
MATERIALS - 0.2%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	6,400	6,690
America Rock Salt Co. LLC 9.5% 3/15/14	560	574
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	925	994
Berry Plastics Corp. 10.75% 7/15/12	1,285	1,401
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (e)	175	140
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	1,500	1,613
Lyondell Chemical Co. 9.5% 12/15/08	1,077	1,105
Phibro Animal Health Corp. 10% 8/1/13 (i)	290	293
		12,810
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (i)	950	993
Containers & Packaging - 0.0%
BWAY Corp. 10% 10/15/10	820	861
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	532	545
Owens-Illinois, Inc.:
7.35% 5/15/08	1,560	1,560
8.1% 5/15/07	615	621
		3,587
Metals & Mining - 0.1%
California Steel Industries, Inc. 6.125% 3/15/14	550	506
FMG Finance Pty Ltd.:
10% 9/1/13 (i)	360	360
10.625% 9/1/16 (i)	530	529
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	440	477
International Steel Group, Inc. 6.5% 4/15/14	805	763
Newmont Mining Corp. 5.875% 4/1/35	13,530	12,540
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Novelis, Inc. 8% 2/15/15 (i)(l)	$ 915	$ 874
PNA Group, Inc. 10.75% 9/1/16 (i)	180	184
		16,233
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 8.625% 6/15/11	260	254
Georgia-Pacific Corp.:
8.125% 5/15/11	1,000	1,020
9.5% 12/1/11	415	448
International Paper Co. 4.25% 1/15/09	4,350	4,245
		5,967
TOTAL MATERIALS		39,590
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 6.8% 5/15/36	11,900	12,305
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,820	6,512
British Telecommunications PLC:
8.375% 12/15/10	405	449
8.875% 12/15/30	4,565	5,892
Deutsche Telekom International Finance BV 5.25% 7/22/13	6,045	5,821
Embarq Corp. 7.082% 6/1/16	15,397	15,710
Intelsat Ltd.:
6.5% 11/1/13	500	393
7.625% 4/15/12	725	631
9.25% 6/15/16 (i)	1,820	1,888
11.25% 6/15/16 (i)	920	952
KT Corp. 5.875% 6/24/14 (i)	2,925	2,953
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (i)	200	209
NTL Cable PLC 9.125% 8/15/16	250	259
Qwest Capital Funding, Inc. 7% 8/3/09	1,340	1,330
Qwest Communications International, Inc. 7.5% 2/15/14	985	978
Qwest Corp.:
8.5794% 6/15/13 (l)	1,260	1,351
8.875% 3/15/12	905	980
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.1% 9/15/14	$ 6,750	$ 6,437
5.875% 8/15/12	4,000	4,040
Sprint Capital Corp.:
6.875% 11/15/28	10,000	10,098
7.625% 1/30/11	3,425	3,675
8.75% 3/15/32	11,250	13,641
Telecom Italia Capital SA:
4% 1/15/10	500	475
4.95% 9/30/14	5,000	4,610
6% 9/30/34	2,000	1,806
6.375% 11/15/33	6,030	5,694
7.2% 7/18/36	8,000	8,289
Telefonica Emisiones SAU:
6.421% 6/20/16	12,970	13,231
7.045% 6/20/36	10,995	11,498
Telefonos de Mexico SA de CV 4.75% 1/27/10	14,925	14,485
TELUS Corp. yankee 7.5% 6/1/07	11,770	11,934
Verizon Global Funding Corp.:
5.85% 9/15/35	4,710	4,337
7.25% 12/1/10	7,110	7,587
7.75% 12/1/30	4,445	4,995
Verizon New York, Inc.:
6.875% 4/1/12	7,725	8,021
7.375% 4/1/32	3,250	3,375
Wind Acquisition Finance SA 10.75% 12/1/15 (i)	295	321
Windstream Corp.:
8.125% 8/1/13 (i)	295	311
8.625% 8/1/16 (i)	580	613
		198,086
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 6.375% 3/1/35	8,590	8,172
AT&T Wireless Services, Inc.:
7.875% 3/1/11	5,015	5,472
8.125% 5/1/12	5,485	6,132
Centennial Communications Corp. 10% 1/1/13	150	150
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (l)	730	741
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA 10% 12/1/13	$ 795	$ 855
Nextel Communications, Inc. 7.375% 8/1/15	2,000	2,058
Rogers Communications, Inc.:
6.375% 3/1/14	1,500	1,459
7.5% 3/15/15	740	770
8.4544% 12/15/10 (l)	450	462
Vodafone Group PLC:
5% 12/16/13	5,840	5,562
5.5% 6/15/11	3,525	3,505
		35,338
TOTAL TELECOMMUNICATION SERVICES		233,424
UTILITIES - 1.1%
Electric Utilities - 0.5%
Appalachian Power Co. 6.375% 4/1/36	5,500	5,512
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,080	3,061
Detroit Edison Co. 5.2% 10/15/12	4,000	3,942
Exelon Corp. 4.9% 6/15/15	11,000	10,296
FirstEnergy Corp. 6.45% 11/15/11	12,610	13,078
Mirant Americas Generation LLC 8.3% 5/1/11	455	454
Nevada Power Co. 5.875% 1/15/15	260	255
Niagara Mohawk Power Corp. 8.875% 5/15/07	1,660	1,697
Pepco Holdings, Inc.:
4% 5/15/10	4,660	4,414
6.45% 8/15/12	11,310	11,650
Progress Energy, Inc.:
7% 10/30/31	11,200	12,200
7.1% 3/1/11	3,700	3,947
Public Service Co. of Colorado 5.5% 4/1/14	4,035	4,040
Sierra Pacific Power Co. 6.25% 4/15/12	360	363
Southern California Edison Co.:
4.65% 4/1/15	2,000	1,878
5% 1/15/14	2,515	2,439
TXU Energy Co. LLC 7% 3/15/13	17,640	18,406
		97,632
Gas Utilities - 0.0%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,550	1,624
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Dynegy Holdings, Inc. 8.375% 5/1/16 (i)	$ 355	$ 350
Sonat, Inc. 6.625% 2/1/08	1,385	1,385
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,320	4,601
		7,960
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
8.75% 5/15/13 (i)	1,135	1,217
9.375% 9/15/10	1,143	1,237
9.5% 6/1/09	2,802	3,002
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (i)	1,255	1,352
Constellation Energy Group, Inc. 7% 4/1/12	10,525	11,158
Duke Capital LLC:
4.331% 11/16/06	1,215	1,212
5.668% 8/15/14	4,390	4,290
Mirant North America LLC 7.375% 12/31/13	250	248
NRG Energy, Inc.:
7.25% 2/1/14	1,260	1,246
7.375% 2/1/16	205	202
PPL Energy Supply LLC:
5.7% 10/15/35	12,350	12,066
6.2% 5/15/16	6,475	6,625
		43,855
Multi-Utilities - 0.4%
CMS Energy Corp.:
8.9% 7/15/08	3,640	3,804
9.875% 10/15/07	1,065	1,109
Dominion Resources, Inc.:
4.75% 12/15/10	6,110	5,925
5.15% 7/15/15	5,860	5,571
5.95% 6/15/35	5,175	4,904
6.25% 6/30/12	5,765	5,924
7.5% 6/30/66 (l)	9,595	9,909
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (i)	12,035	11,884
National Grid PLC 6.3% 8/1/16	17,215	17,604
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 7.95% 3/1/10	$ 2,000	$ 2,153
Xcel Energy, Inc. 6.5% 7/1/36	4,000	4,124
		72,911
TOTAL UTILITIES		222,358
TOTAL NONCONVERTIBLE BONDS		1,462,611
TOTAL CORPORATE BONDS (Cost $1,517,620)		1,505,380
U.S. Government and Government Agency Obligations - 15.5%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
4.25% 5/15/09	245,559	240,854
4.5% 10/15/08	8,881	8,781
4.625% 10/15/13	20,000	19,461
4.75% 12/15/10	40,000	39,565
4.875% 4/15/09	67,075	66,802
5.125% 1/2/14	45,570	45,114
6.125% 3/15/12	11,499	12,089
6.25% 2/1/11	8,695	9,053
6.375% 6/15/09	17,065	17,655
Federal Home Loan Bank:
4.5% 10/14/08	3,130	3,095
5% 9/18/09	62,615	62,632
Freddie Mac:
4.125% 10/18/10	50,000	48,326
4.25% 7/15/09	93,939	91,979
4.875% 2/17/09	139,748	139,307
4.875% 11/15/13	23,130	22,831
5.25% 7/18/11	36,920	37,252
5.25% 11/5/12	2,810	2,767
5.75% 1/15/12	25,000	25,807
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.875% 3/21/11	$ 23,295	$ 23,910
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,113
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		922,393
U.S. Treasury Inflation Protected Obligations - 3.6%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	200,626	190,659
1.625% 1/15/15	103,066	98,139
2% 1/15/14	105,411	103,517
2.375% 4/15/11	347,083	348,601
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		740,916
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds 6.125% 8/15/29	80,825	93,959
U.S. Treasury Notes:
3.375% 12/15/08	24,235	23,527
3.75% 5/15/08	288,105	283,063
4.25% 11/15/14	121,730	117,745
4.25% 8/15/15	83,720	80,751
4.375% 12/15/10	167,500	165,393
4.375% 8/15/12	90,000	88,513
4.5% 2/15/09	2,650	2,635
4.75% 3/31/11 (j)	373,775	374,460
4.875% 5/31/11 (j)	265,000	266,867
TOTAL U.S. TREASURY OBLIGATIONS		1,496,913
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,167,893)		3,160,222
U.S. Government Agency - Mortgage Securities - 8.1%

Fannie Mae - 6.7%
3.744% 1/1/35 (l)	727	715
3.748% 12/1/34 (l)	586	576
3.757% 10/1/33 (l)	566	554
3.788% 6/1/34 (l)	2,471	2,406
3.796% 12/1/34 (l)	104	102
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.81% 6/1/33 (l)	$ 385	$ 378
3.834% 1/1/35 (l)	1,365	1,342
3.839% 11/1/34 (l)	2,762	2,740
3.846% 1/1/35 (l)	449	441
3.851% 10/1/33 (l)	17,289	16,984
3.866% 1/1/35 (l)	871	859
3.88% 6/1/33 (l)	1,930	1,900
3.898% 10/1/34 (l)	538	533
3.905% 12/1/34 (l)	436	430
3.938% 11/1/34 (l)	902	894
3.941% 5/1/34 (l)	167	168
3.952% 1/1/35 (l)	571	565
3.954% 12/1/34 (l)	441	437
3.955% 12/1/34 (l)	3,051	3,019
3.957% 5/1/33 (l)	191	188
3.992% 1/1/35 (l)	367	363
3.996% 12/1/34 (l)	293	290
3.996% 12/1/34 (l)	553	548
3.998% 2/1/35 (l)	431	426
4% 4/1/19 to 11/1/20	71,420	67,173
4.022% 1/1/35 (l)	814	805
4.029% 1/1/35 (l)	226	223
4.034% 10/1/18 (l)	459	452
4.037% 1/1/35 (l)	340	336
4.041% 2/1/35 (l)	391	387
4.052% 12/1/34 (l)	794	789
4.058% 1/1/35 (l)	767	758
4.079% 2/1/35 (l)	757	748
4.082% 4/1/33 (l)	180	178
4.083% 2/1/35 (l)	286	282
4.086% 2/1/35 (l)	286	282
4.094% 11/1/34 (l)	622	616
4.102% 2/1/35 (l)	1,398	1,386
4.108% 1/1/35 (l)	852	843
4.114% 1/1/35 (l)	819	812
4.116% 2/1/35 (l)	951	941
4.126% 1/1/35 (l)	1,409	1,394
4.143% 2/1/35 (l)	822	813
4.144% 1/1/35 (l)	1,333	1,323
4.156% 1/1/35 (l)	1,480	1,473
4.171% 1/1/35 (l)	1,138	1,111
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.181% 10/1/34 (l)	$ 1,303	$ 1,297
4.181% 11/1/34 (l)	196	195
4.187% 1/1/35 (l)	710	705
4.202% 1/1/35 (l)	493	489
4.25% 2/1/35 (l)	568	556
4.272% 3/1/35 (l)	518	513
4.274% 2/1/35 (l)	308	306
4.275% 8/1/33 (l)	1,051	1,041
4.282% 7/1/34 (l)	384	385
4.287% 12/1/34 (l)	268	265
4.29% 6/1/33 (l)	323	319
4.296% 10/1/33 (l)	253	250
4.3% 10/1/34 (l)	166	165
4.306% 5/1/35 (l)	711	705
4.31% 3/1/33 (l)	719	712
4.313% 3/1/33 (l)	290	283
4.35% 1/1/35 (l)	586	573
4.356% 4/1/35 (l)	345	342
4.362% 2/1/34 (l)	1,240	1,224
4.39% 11/1/34 (l)	6,128	6,130
4.394% 5/1/35 (l)	1,658	1,646
4.396% 2/1/35 (l)	863	846
4.423% 10/1/34 (l)	2,288	2,283
4.426% 1/1/35 (l)	670	665
4.438% 3/1/35 (l)	778	763
4.456% 8/1/34 (l)	1,655	1,635
4.464% 5/1/35 (l)	564	559
4.494% 1/1/35 (l)	753	746
4.497% 8/1/34 (l)	984	992
4.5% 5/1/19 to 7/1/36	229,225	214,560
4.5% 9/1/21 (j)	108,818	104,633
4.527% 2/1/35 (l)	11,659	11,537
4.532% 2/1/35 (l)	3,388	3,365
4.539% 7/1/35 (l)	2,061	2,044
4.54% 2/1/35 (l)	537	533
4.554% 1/1/35 (l)	1,189	1,182
4.554% 2/1/35 (l)	350	348
4.56% 9/1/34 (l)	2,167	2,176
4.577% 7/1/35 (l)	3,070	3,045
4.601% 8/1/34 (l)	706	701
4.606% 7/1/34 (l)	27,588	27,470
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.643% 1/1/33 (l)	$ 381	$ 379
4.645% 3/1/35 (l)	267	266
4.704% 9/1/34 (l)	215	215
4.708% 10/1/32 (l)	124	123
4.713% 2/1/33 (l)	109	110
4.727% 7/1/34 (l)	1,574	1,561
4.729% 10/1/34 (l)	2,739	2,713
4.732% 10/1/32 (l)	163	166
4.736% 1/1/35 (l)	97	97
4.778% 12/1/34 (l)	597	592
4.803% 12/1/32 (l)	738	738
4.808% 8/1/34 (l)	604	603
4.809% 6/1/35 (l)	3,330	3,313
4.815% 5/1/33 (l)	36	36
4.818% 11/1/34 (l)	2,191	2,172
4.875% 10/1/34 (l)	8,474	8,415
4.989% 12/1/32 (l)	62	62
4.99% 11/1/32 (l)	453	455
4.995% 2/1/35 (l)	226	226
5% 10/1/17 to 11/1/35	347,334	335,064
5% 9/1/36 (j)	27,302	26,163
5.01% 7/1/34 (l)	308	307
5.037% 11/1/34 (l)	153	153
5.083% 9/1/34 (l)	6,670	6,651
5.091% 5/1/35 (l)	3,681	3,678
5.185% 8/1/33 (l)	852	853
5.196% 6/1/35 (l)	2,558	2,560
5.269% 7/1/35 (l)	328	329
5.5% 11/1/08 to 4/1/36	194,896	192,857
5.5% 9/1/36 (j)	88,454	86,833
5.502% 2/1/36 (l)	13,891	13,931
5.631% 1/1/36 (l)	3,955	3,976
5.916% 1/1/36 (l)	3,180	3,209
6% 5/1/16 to 4/1/35	49,185	49,532
6% 9/1/21 (j)	2,318	2,345
6% 9/1/21 (j)	343	347
6.5% 1/1/08 to 8/1/35	66,819	68,151
7% 11/1/22 to 6/1/33	10,132	10,438
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7.5% 12/1/22 to 3/1/29	$ 1,822	$ 1,895
8% 9/1/17	8	8
TOTAL FANNIE MAE		1,349,689
Freddie Mac - 0.7%
4% 11/1/14 to 2/1/21	8,619	8,124
4.043% 12/1/34 (l)	597	588
4.097% 12/1/34 (l)	852	840
4.124% 1/1/35 (l)	671	662
4.256% 3/1/35 (l)	718	709
4.298% 5/1/35 (l)	1,297	1,282
4.301% 12/1/34 (l)	838	817
4.326% 2/1/35 (l)	1,449	1,432
4.328% 1/1/35 (l)	1,583	1,565
4.438% 2/1/34 (l)	758	747
4.443% 3/1/35 (l)	789	772
4.454% 6/1/35 (l)	1,111	1,098
4.458% 3/1/35 (l)	883	864
4.546% 2/1/35 (l)	1,284	1,257
4.704% 9/1/35 (l)	29,153	28,917
4.742% 3/1/33 (l)	297	295
4.773% 10/1/32 (l)	111	112
5% 9/1/33 to 7/1/35	32,859	31,520
5.003% 4/1/35 (l)	3,913	3,895
5.127% 4/1/35 (l)	4,815	4,778
5.305% 6/1/35 (l)	3,206	3,193
5.5% 7/1/20 to 11/1/20	22,118	22,040
5.504% 8/1/33 (l)	304	306
5.568% 1/1/36 (l)	6,831	6,833
5.652% 4/1/32 (l)	152	153
6% 5/1/33 to 11/1/33	16,912	17,010
TOTAL FREDDIE MAC		139,809
Government National Mortgage Association - 0.7%
4.25% 7/20/34 (l)	1,357	1,341
5.5% 1/15/32 to 5/15/34	5,574	5,534
6.5% 3/15/26 to 8/15/36	100,345	102,819
6.5% 10/1/36 (j)(k)	27,768	28,389
7% 11/15/22 to 9/15/32	9,053	9,406
7.5% 1/15/26 to 9/15/28	1,161	1,217
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
8% 1/15/17 to 10/15/29	$ 97	$ 102
9% 11/15/14 to 1/15/23	62	66
9.5% 12/15/20 to 3/15/23	25	27
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		148,901
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,659,740)		1,638,399
Asset-Backed Securities - 0.3%

Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 5.69% 12/15/33 (l)	313	314
Bank One Issuance Trust Series 2004-B2 Class B2, 4.37% 4/15/12	6,000	5,864
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	6,215	6,032
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	2,720	2,693
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.53% 5/15/09 (l)	2,425	2,425
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (i)	3,405	3,369
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (i)	3,484	3,427
Class C, 5.074% 6/15/35 (i)	3,163	3,117
Fieldstone Mortgage Investment Corp. Series 2003-1 Class M2, 7.0744% 11/25/33 (l)	141	141
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72% 10/15/09	3,250	3,184
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2044% 8/25/33 (l)	937	938
Series 2003-4 Class M1, 6.1244% 10/25/33 (l)	949	952
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 6.0744% 7/25/33 (l)	3,741	3,757
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4244% 12/27/32 (l)	940	948
Series 2003-NC8 Class M1, 6.0244% 9/25/33 (l)	1,120	1,123
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.8244% 1/25/32 (l)	908	909
Series 2002-NC1 Class M1, 6.5244% 2/25/32 (i)(l)	1,438	1,478
Series 2002-NC3 Class M1, 6.0444% 8/25/32 (l)	765	766
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	$ 10,350	$ 10,289
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	3,375	3,302
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.78% 3/15/11 (i)(l)	4,320	4,320
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	2,746	2,717
TOTAL ASSET-BACKED SECURITIES (Cost $62,728)		62,065
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.1%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.7244% 3/25/35 (l)	1,049	1,051
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3704% 12/25/33 (l)	472	477
Class 2A1, 4.1644% 12/25/33 (l)	2,201	2,164
Series 2003-L Class 2A1, 3.972% 1/25/34 (l)	2,083	2,035
Series 2004-B:
Class 1A1, 3.4336% 3/25/34 (l)	2,281	2,322
Class 2A2, 4.1038% 3/25/34 (l)	1,801	1,761
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	649	643
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,092	1,103
Series 2004-SL2 Class A1, 6.5% 10/25/16	499	503
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.92% 7/10/35 (i)(l)	3,588	3,657
Class B4, 7.12% 7/10/35 (i)(l)	2,738	2,797
Class B5, 7.72% 7/10/35 (i)(l)	2,549	2,627
Class B6, 8.22% 7/10/35 (i)(l)	1,133	1,159
Series 2003-CB1:
Class B3, 6.82% 6/10/35 (i)(l)	1,264	1,288
Class B4, 7.02% 6/10/35 (i)(l)	1,127	1,151
Class B5, 7.62% 6/10/35 (i)(l)	769	786
Class B6, 8.12% 6/10/35 (i)(l)	457	464
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.7744% 6/25/33 (i)(l)	1,100	1,104
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (l)	$ 1,781	$ 1,782
WaMu Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	441	453
TOTAL PRIVATE SPONSOR		29,327
U.S. Government Agency - 0.2%
Fannie Mae planned amortization class Series 1996-28 Class PK, 6.5% 7/25/25	2,590	2,680
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2625 Class QX, 2.25% 3/15/22	752	734
Series 2640 Class QG, 2% 4/15/22	966	940
Series 2770 Class UD, 4.5% 5/15/17	12,058	11,583
Series 2780 Class OC, 4.5% 3/15/17	3,935	3,830
Series 2831 Class PB, 5% 7/15/19	3,735	3,638
Series 2885 Class PC, 4.5% 3/15/18	5,030	4,881
Series 2888 Class GD, 4.5% 4/15/18	4,817	4,598
TOTAL U.S. GOVERNMENT AGENCY		32,884
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,180)		62,211
Commercial Mortgage Securities - 0.8%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8216% 2/14/43 (l)	2,660	2,871
Class A3, 6.8716% 2/14/43 (l)	2,880	2,992
Banc of America Commercial Mortgage, Inc. sequential pay Series 2004-2 Class A3, 4.05% 11/10/38	7,000	6,678
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.19% 7/14/11 (i)(l)	2,940	2,938
Class B, 6.29% 7/14/11 (i)(l)	1,466	1,464
Class C, 6.44% 7/14/11 (i)(l)	2,936	2,934
Class D, 7.07% 7/14/11 (i)(l)	1,707	1,711
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 5.6944% 1/25/35 (i)(l)	3,453	3,464
Class A2, 5.7444% 1/25/35 (i)(l)	516	517
Class M1, 5.8244% 1/25/35 (i)(l)	595	599
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (i)	$ 1,030	$ 1,022
Class C, 4.937% 5/14/16 (i)	2,140	2,125
Class D, 4.986% 5/14/16 (i)	780	776
Class E, 5.064% 5/14/16 (i)	2,420	2,413
Class F, 5.182% 5/14/16 (i)	580	579
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8426% 5/15/35 (i)(l)(n)	56,187	3,010
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	5,000	5,326
Series 1997-C2 Class D, 7.27% 1/17/35	2,800	2,893
Series 1998-C1 Class D, 7.17% 5/17/40	4,845	5,168
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,885	1,951
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	4,885	5,245
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	837	844
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (l)	504	512
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,985	2,860
Series 2003-47 Class C, 4.227% 10/16/27	4,215	4,100
Series 2003-59 Class D, 3.654% 10/16/27	4,890	4,564
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7177% 12/10/41 (l)(n)	3,331	78
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	2,445	2,393
Series 1998-GLII Class E, 6.9706% 4/13/31 (l)	1,220	1,252
Series 2006-GG6 Class A2, 5.506% 4/10/38 (l)	16,165	16,295
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (i)	1,400	1,474
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2006-CB14 Class A3B, 5.4865% 12/12/44 (l)	9,165	9,218
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	5,000	5,395
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920	2,022
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (i)	$ 5,000	$ 4,474
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.5535% 1/12/44 (i)(l)	3,300	3,192
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	2,782	2,813
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (i)	9,000	9,120
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C7 Class A1, 4.241% 10/15/35 (i)	8,273	8,038
Series 2003-C8 Class A3, 4.445% 11/15/35	8,060	7,822
Series 2006-C24 Class A2, 5.506% 3/15/45	17,500	17,629
Series 2006-C27 Class A2, 5.624% 7/15/45	9,000	9,112
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $171,318)		169,883
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic 7.125% 1/11/12	6,700	7,214
Israeli State 4.625% 6/15/13	770	728
Korean Republic 4.875% 9/22/14	2,495	2,402
United Mexican States:
5.875% 1/15/14	11,545	11,747
6.75% 9/27/34	3,375	3,586
7.5% 1/14/12	6,200	6,780
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $31,202)		32,457
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $2,795)	2,825	2,983
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.0%
Abbey National PLC 7.35% (l)	7,425	7,650
Preferred Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (f)	$ 6,895	$ 6,938
MUFG Capital Finance 1 Ltd. 6.346% (l)	11,165	11,245
		18,183
TOTAL PREFERRED SECURITIES (Cost $25,696)		25,833
Fixed-Income Funds - 3.2%
	Shares
Fidelity Ultra-Short Central Fund (m) (Cost $660,006)	6,634,439	660,127
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 5.31% (b)	376,536,297	376,536
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	46,809,900	46,810
TOTAL MONEY MARKET FUNDS (Cost $423,346)		423,346
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 5.25%, dated 8/31/06 due 9/1/06 (Cost $2,898)	$ 2,898	2,898
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $18,480,854)		20,823,455
NET OTHER ASSETS - (2.3)%		(473,451)
NET ASSETS - 100%		$ 20,350,004
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	$ 7,500	$ (15)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	5,100	19
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	8,500	40
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	18,000	143
TOTAL CREDIT DEFAULT SWAPS		39,100	187
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.446% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2011	200,000	2,270
Receive semi-annually a fixed rate equal to 5.629% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2016	100,000	4,016
TOTAL INTEREST RATE SWAPS		300,000	6,286
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps

Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Bank of America

	Feb. 2007	$ 10,800	$ 91
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	50,000	870
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	5,400	93
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers	Jan. 2007	40,000	454
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	1,425	15
TOTAL TOTAL RETURN SWAPS		107,625	1,523
		$ 446,725	$ 7,996
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $297,430,000 or 1.5% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,443,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06 - 8/17/06	$ 11,458
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	One month ended August 31, 2006 Income earned (Amounts in thousands)	Year ended July 31, 2006 Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,200	$ 16,189
Fidelity Securities Lending Cash Central Fund	95	1,032
Fidelity Ultra-Short Central Fund	2,409	4,941
Total	$ 4,704	$ 22,162

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, at July 31, 2006	Purchases	Sales Proceeds	Value, at August 31, 2006	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 500,010	$ 160,016	$ -	$ 660,127	7.9%
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, at July 31, 2006	Purchases	Sales Proceeds	Dividend Income	Value, at August 31, 2006
DUSA Pharmaceuticals, Inc.	$ 4,500	$ -	$ -	$ -	$ 3,989
Frontier Airlines Holdings, Inc.	22,810	-	-	-	24,430
NetBank, Inc.	19,333	1,454	-	-	23,259
Scottish Re Group Ltd.	9,487	2,029	-	-	24,411
Total	$ 56,130	$ 3,483	$ -	$ -	$ 76,089
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.8%
AAA,AA,A	3.5%
BBB	5.0%
BB	0.1%
B	0.1%
CCC,CC,C	0.0%
Not Rated	0.2%
Equities	64.3%
Short-Term Investments and Net Other Assets	3.0%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.9%
Canada	1.9%
Cayman Islands	1.4%
Others (individually less than 1%)	6.8%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2006

Assets
Investment in securities, at value (including securities loaned of $45,278 and repurchase agreements of $2,898) - See accompanying schedule: Unaffiliated issuers (cost $17,274,683)	$ 19,663,893
Affiliated Central Funds (cost $1,083,352)	1,083,473
Other affiliated issuers (cost $122,819)	76,089
Total Investments (cost $18,480,854)		$ 20,823,455
Commitment to sell securities on a delayed delivery basis	(28,408)
Receivable for securities sold on a delayed delivery basis	28,384	(24)
Foreign currency held at value (cost $45,515)		45,515
Receivable for investments sold Regular delivery		149,832
Delayed delivery		127,951
Receivable for fund shares sold		25,007
Dividends receivable		15,265
Interest receivable		67,653
Swap agreements, at value		7,996
Prepaid expenses		14
Other receivables		355
Total assets		21,263,019

Liabilities
Payable to custodian bank	$ 122
Payable for investments purchased Regular delivery	175,961
Delayed delivery	664,267
Payable for fund shares redeemed	14,785
Accrued management fee	6,930
Other affiliated payables	3,592
Other payables and accrued expenses	548
Collateral on securities loaned, at value	46,810
Total liabilities		913,015

Net Assets		$ 20,350,004
Net Assets consist of:
Paid in capital		$ 16,947,779
Undistributed net investment income		99,331
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		952,155
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,350,739
Net Assets, for 1,040,341 shares outstanding		$ 20,350,004
Net Asset Value, offering price and redemption price per share ($20,350,004 ÷ 1,040,341 shares)		$ 19.56

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	One month ended August 31, 2006	Year ended July 31, 2006

Investment Income
Dividends (including $0 and $169, respectively, received from other affiliated issuers)	$ 18,597	$ 148,688
Interest	26,335	271,736
Income from affiliated Central Funds	4,704	22,162
Total income	49,636	442,586

Expenses
Management fee	$ 6,934	$ 73,112
Transfer agent fees	3,215	34,601
Accounting and security lending fees	161	1,828
Independent trustees' compensation	6	68
Appreciation in deferred trustee compensation account	-	17
Custodian fees and expenses	90	847
Registration fees	24	734
Audit	74	176
Legal	66	160
Interest	1	4
Miscellaneous	104	776
Total expenses before reductions	10,675	112,323
Expense reductions	(193)	(2,362)
Total expenses	10,482	109,961
Net investment income (loss)	39,154	332,625
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (Net of foreign tax of $167 and $137, respectively)	75,147	1,045,293
Other affiliated issuers	-	(2,719)
Foreign currency transactions	94	(104)
Swap agreements	(70)	(4,565)
Total net realized gain (loss)	75,171	1,037,905
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $0 and $542, respectively)	299,590	(197,539)
Assets and liabilities in foreign currencies	162	6
Swap agreements	5,780	2,546
Delayed delivery commitments	(24)	-
Total change in net unrealized appreciation (depreciation)	305,508	(194,987)
Net gain (loss)	380,679	842,918
Net increase (decrease) in net assets resulting from operations	$ 419,833	$ 1,175,543

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	One month ended August 31, 2006	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,154	$ 332,625	$ 209,959
Net realized gain (loss)	75,171	1,037,905	490,101
Change in net unrealized appreciation (depreciation)	305,508	(194,987)	1,372,230
Net increase (decrease) in net assets resulting from operations	419,833	1,175,543	2,072,290
Distributions to shareholders from net investment income	-	(288,540)	(209,042)
Distributions to shareholders from net realized gain	-	(507,810)	(288,055)
Total distributions	-	(796,350)	(497,097)
Share transactions Proceeds from sales of shares	425,033	6,936,900	3,734,286
Reinvestment of distributions	-	782,479	488,501
Cost of shares redeemed	(294,678)	(2,908,468)	(1,972,649)
Net increase (decrease) in net assets resulting from share transactions	130,355	4,810,911	2,250,138
Total increase (decrease) in net assets	550,188	5,190,104	3,825,331

Net Assets
Beginning of period	19,799,816	14,609,712	10,784,381
End of period (including undistributed net investment income of $99,331, $58,346 and $23,674, respectively)	$ 20,350,004	$ 19,799,816	$ 14,609,712
Other Information Shares
Sold	22,047	364,469	213,325
Issued in reinvestment of distributions	-	41,958	29,188
Redeemed	(15,293)	(152,934)	(113,135)
Net increase (decrease)	6,754	253,493	129,378

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.16	$ 18.73	$ 16.57	$ 14.92	$ 13.28	$ 15.45
Income from Investment Operations
Net investment income (loss) D	.04	.36	.29	.27	.30	.41
Net realized and unrealized gain (loss)	.36	1.01	2.60	1.64	1.63	(1.99)
Total from investment operations	.40	1.37	2.89	1.91	1.93	(1.58)
Distributions from net investment income	-	(.31)	(.29)	(.26)	(.29)	(.42)
Distributions from net realized gain	-	(.63)	(.44)	-	-	(.17)
Total distributions	-	(.94)	(.73)	(.26)	(.29)	(.59)
Net asset value, end of period	$ 19.56	$ 19.16	$ 18.73	$ 16.57	$ 14.92	$ 13.28
Total Return B, C	2.09%	7.54%	18.04%	12.82%	14.78%	(10.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	.64% A	.64%	.65%	.67%	.70%	.69%
Expenses net of fee waivers, if any	.64% A	.64%	.65%	.67%	.70%	.69%
Expenses net of all reductions	.63% A	.63%	.64%	.66%	.67%	.66%
Net investment income (loss)	2.35% A	1.90%	1.68%	1.63%	2.17%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 20,350	$ 19,800	$ 14,610	$ 10,784	$ 7,905	$ 6,464
Portfolio turnover rate F	65% A	61%	82%	99%	137%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from July 31 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the one month period ended August 31, 2006 and the one year period ended July 31, 2006.

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Annual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,930,153
Unrealized depreciation	(598,381)
Net unrealized appreciation (depreciation)	2,331,772
Undistributed ordinary income	170,645
Undistributed long-term capital gain	899,341

Cost for federal income tax purposes	$ 18,491,683

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	One month ended August 31, 2006	July 31, 2006	July 31, 2005
Ordinary Income	$ 0	$ 362,350	$ 226,191
Long-term Capital Gains	0	434,000	270,906
Total	$ 0	$ 796,350	$ 497,097

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Annual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $793,501 and $598,781, respectively, for the one month period ended August 31, 2006.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2006 and July 31, 2006, the management fee was equivalent to an annualized rate of .42% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2006 and July 31, 2006, the transfer agent fees were equivalent to an annualized rate of .19% and an annual rate of .20%, respectively, of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Fund may also invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund), managed by FIMM, which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on its investment objectives, the Ultra-Short Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the Fund and may involve

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Ultra-Short Central Fund and the Fund.

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or for Ultra-Short Central Fund at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the one month period ended August 31, 2006.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period ended July 31, 2006 for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 21,376	4.12%	$ 2

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and July 31, 2006, amounted to $0 and $49, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities for the period ended August 31, 2006 and July 31, 2006, amounted to $95 and $1,032, respectively.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period ended August 31, 2006 for which loans were outstanding amounted to $8,258. The weighted average interest rate was 5.56%. For the periods ended August 31, 2006 and July 31, 2006, interest expense amounted to $1 and $2, respectively. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period ended August 31, 2006, this reimbursement reduced the Fund's expenses by $65. Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. For the periods ended August 31, 2006 and July 31, 2006, these services included payments of certain expenses on behalf of the Fund totaling $21 and $1,470, respectively. In addition, through arrangements with

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended August 31, 2006 and July 31, 2006, these credits reduced the Fund's custody expenses by $9 and $36, respectively and reduced the Fund's transfer agent expense by $98 and $856, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Balanced Fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Puritan Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Puritan Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Balanced Fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of Balanced Fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Bruce T. Herring (41)

Year of Election or Appointment: 2006

Vice President of Balanced Fund. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Balanced Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Balanced Fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

George A. Fischer (45)

Year of Election or Appointment: 2004

Vice President of Balanced Fund. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer worked as a research analyst and portfolio manager.

Lawrence Rakers (42)

Year of Election or Appointment: 2003

Vice President of Balanced Fund. Mr. Rakers also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Rakers worked as a research analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Balanced Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Balanced Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Balanced Fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Balanced Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Balanced Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Balanced Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Balanced Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Balanced Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Balanced Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Balanced Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Balanced Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Balanced Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Balanced Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Balanced Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Balanced Fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2006, $78,876,394 or, if subsequently determined to be different, the net capital gain of such year.

A total of 15.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

BAL-ANN-1006
1.536127.110

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Puritan®

Fund

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past one month.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Fidelity intends to use a new approach in the way Puritan Fund invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade debt securities. Central funds are mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market segment, such as corporate bonds or mortgage-backed securities. Central funds will allow Puritan Fund's portfolio manager to utilize the security selection and market expertise of the central fund manager in constructing the overall portfolio consistent with the fund's investment objective.

In connection with this change, the fund changed its fiscal year end on August 31, 2006, from July 31 to August 31 to align it with the fiscal year end of the central funds.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity Puritan Fund	9.42%	6.71%	9.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Puritan® Fund on August 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Stephen Petersen and George Fischer, Co-Portfolio Managers of Fidelity® Puritan® Fund

U.S. equity and investment-grade bond markets were positive for the year ending August 31, 2006. After a mixed beginning, stocks posted six consecutive months of gains from November through April, benefiting from strong corporate earnings and steady economic growth. A re-emergence of inflation clipped the market's wings in the late spring and early summer, but it rallied in August after tamer-than-expected inflation data. For the year overall, the Standard & Poor's 500SM Index returned 8.88%, the Dow Jones Industrial AverageSM rose 11.16% and the NASDAQ Composite® Index advanced 2.33%. Bonds were volatile, falling early after record-high energy prices led to inflation fears. The debt market rallied between November and February when oil prices and inflation levels stabilized, but dipped from March through May, partly because of continued Federal Reserve Board interest rate hikes. However, bonds recovered in July and August after the Fed hinted at a pause in rate increases, then left rates unchanged at its August meeting. The Lehman Brothers® Aggregate Bond Index ended the period up 1.71%.

Puritan Fund gained 9.42% during the 12 months ending August 31, 2006 - the fund's new fiscal year end - versus 8.89% for the Fidelity Balanced Composite Index, a hypothetical combination of the total returns of the Russell 3000® Value Index and the Lehman Brothers Aggregate Bond Index, using a weighting of 60% and 40%, respectively. For the one-month period ending August 31, 2006 - since we last reported to you - the fund returned 1.81%, while the index rose 1.69%. During the past year, the primary contributor relative to the index was the fixed-income side of the portfolio. The fund's high-quality orientation within the investment-grade bond subportfolio helped, given the uncertain environment for fixed-income investors. We also benefited from an out-of-benchmark allocation to high-yield debt, where astute security selection helped results. Elsewhere, our equities edged the Russell index, with strong stock picking in financials, consumer discretionary and telecommunication services more than offsetting weak results in technology, industrials and consumer staples. Energy services stock Schlumberger did well based on improved earnings growth. BellSouth benefited from the announcement that it would be acquired by AT&T. Conversely, semiconductor giant Intel detracted, as it lost market share to Advanced Micro Devices. In the industrials sector, Tyco International's planned restructuring of the company disappointed investors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from July 31st to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Actual	$ 1,000.00	$ 1,041.70	$ 3.19
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.08	$ 3.16

* Expenses are equal to the Fund's annualized expense ratio of .62%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.
Top Five Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 1 month ago
Exxon Mobil Corp.	3.3	3.1
Bank of America Corp.	2.2	2.3
Citigroup, Inc.	1.7	1.7
American International Group, Inc.	1.7	1.6
JPMorgan Chase & Co.	1.6	1.6
	10.5
Top Five Bond Issuers as of August 31, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 1 month ago
U.S. Treasury Obligations	7.6	6.3
Fannie Mae	6.4	7.8
Freddie Mac	2.0	2.8
Government National Mortgage Association	1.1	0.8
GS Mortgage Securities Corp. II	0.2	0.2
	17.3
Top Five Market Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 1 month ago
Financials	22.2	22.0
Consumer Discretionary	9.9	9.5
Energy	9.5	10.1
Industrials	7.7	8.0
Telecommunication Services	6.4	6.5
Asset Allocation (% of fund's net assets)
As of August 31, 2006*		As of July 31, 2006**
	Stocks 63.1%		Stocks 63.6%
	Bonds 34.3%		Bonds 34.6%
	Convertible Securities 1.0%		Convertible Securities 0.9%
	Other Investments 1.0%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	8.7%	** Foreign investments	9.9%

Percentages are adjusted for the effect of futures contracts and swap contacts, if applicable.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Common Stocks - 63.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	472,700	$ 7,889
Goodyear Tire & Rubber Co. (a)	111,900	1,522
Johnson Controls, Inc.	134,869	9,701
		19,112
Automobiles - 0.7%
General Motors Corp. (g)	559,600	16,329
Hyundai Motor Co.	261,680	22,049
Monaco Coach Corp.	257,800	2,722
Peugeot Citroen SA	111,900	6,318
Renault SA	316,099	36,813
Toyota Motor Corp. sponsored ADR	615,800	66,716
Winnebago Industries, Inc. (g)	516,063	15,069
		166,016
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	2,380,900	20,000
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. (a)	505,700	22,109
McDonald's Corp.	522,200	18,747
WMS Industries, Inc. (a)	340,600	9,128
Wyndham Worldwide Corp. (a)	388,178	11,358
		61,342
Household Durables - 0.8%
Beazer Homes USA, Inc.	84,400	3,401
KB Home	56,400	2,412
Lennar Corp. Class A	84,400	3,784
Newell Rubbermaid, Inc.	3,588,000	96,840
Sony Corp. sponsored ADR	401,000	17,407
Whirlpool Corp.	952,483	77,065
		200,909
Internet & Catalog Retail - 0.1%
Liberty Media Holding Corp. - Interactive Series A (a)	1,298,676	24,753
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. (g)	2,064,500	43,912
Media - 3.3%
CBS Corp. Class B	2,384,275	68,071
Clear Channel Communications, Inc.	4,048,800	117,577
Comcast Corp. Class A (a)	3,448,416	120,695
Discovery Holding Co. Class A (a)	550,970	7,719
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	400,900	$ 22,791
Liberty Media Holding Corp. - Capital Series A (a)	133,634	11,537
McGraw-Hill Companies, Inc.	56,800	3,176
News Corp. Class A	1,400,500	26,652
NTL, Inc.	1,143,760	30,298
The McClatchy Co. Class A	431,710	17,514
The New York Times Co. Class A (g)	1,314,820	29,610
The Reader's Digest Association, Inc. (non-vtg.)	2,121,060	27,171
The Walt Disney Co.	1,824,090	54,084
Time Warner, Inc.	7,684,160	127,711
Viacom, Inc. Class B (non-vtg.) (a)	2,245,675	81,518
Vivendi Universal SA	1,017,700	35,009
		781,133
Multiline Retail - 0.8%
Big Lots, Inc. (a)	1,661,075	30,481
Dollar Tree Stores, Inc. (a)	1,879,700	54,098
Family Dollar Stores, Inc.	1,530,200	39,127
Federated Department Stores, Inc.	1,569,400	59,606
		183,312
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	1,346,250	53,581
Chico's FAS, Inc. (a)	786,300	14,499
Gap, Inc.	258,200	4,340
Home Depot, Inc.	2,055,600	70,487
OfficeMax, Inc.	201,700	8,377
RadioShack Corp.	2,409,000	43,507
Stage Stores, Inc.	531	14
Tiffany & Co., Inc.	475,965	15,040
TJX Companies, Inc.	86,100	2,303
		212,148
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	772,960	28,886
VF Corp.	320,716	22,415
		51,301
TOTAL CONSUMER DISCRETIONARY		1,763,938
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	1,723,700	$ 85,116
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	3,762,000	168,237
Food Products - 0.3%
Corn Products International, Inc.	168,000	5,796
Kraft Foods, Inc. Class A	1,663,100	56,396
		62,192
Household Products - 1.0%
Colgate-Palmolive Co.	2,373,600	142,084
Kimberly-Clark Corp.	1,085,100	68,904
Procter & Gamble Co.	637,823	39,481
		250,469
Personal Products - 0.4%
Avon Products, Inc.	3,484,830	100,049
Tobacco - 0.8%
Altria Group, Inc.	2,378,440	198,671
TOTAL CONSUMER STAPLES		864,734
ENERGY - 7.9%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	1,585,600	112,863
BJ Services Co.	170,800	5,860
Halliburton Co.	1,482,900	48,372
Noble Corp.	906,850	59,299
Schlumberger Ltd. (NY Shares)	3,179,280	194,890
		421,284
Oil, Gas & Consumable Fuels - 6.1%
Apache Corp.	832,010	54,314
BP PLC sponsored ADR	1,011,726	68,848
Chevron Corp.	3,158,000	203,375
ConocoPhillips	1,334,500	84,647
Double Hull Tankers, Inc.	339,700	4,878
El Paso Corp.	1,440,600	20,918
EOG Resources, Inc.	604,700	39,197
Exxon Mobil Corp.	11,628,724	786,904
Hess Corp.	422,100	19,324
Lukoil Oil Co. sponsored ADR	289,600	24,442
Occidental Petroleum Corp.	517,600	26,392
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA sponsored ADR	1,778,263	$ 119,908
Williams Companies, Inc.	776,400	19,123
		1,472,270
TOTAL ENERGY		1,893,554
FINANCIALS - 18.1%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	873,717	39,955
Bank of New York Co., Inc.	3,574,300	120,633
KKR Private Equity Investors, L.P. Restricted Depositary Units (h)	977,300	22,077
Mellon Financial Corp.	2,153,000	80,156
Merrill Lynch & Co., Inc.	1,676,300	123,258
Morgan Stanley	2,527,240	166,267
Nomura Holdings, Inc.	1,290,900	24,850
State Street Corp.	662,167	40,922
		618,118
Commercial Banks - 2.6%
Bank of China Ltd. (H Shares)	9,767,000	4,232
KeyCorp	1,003,500	36,919
Kookmin Bank sponsored ADR	278,000	22,401
Lloyds TSB Group PLC	3,077,099	30,556
Marshall & Ilsley Corp.	577,000	26,906
Royal Bank of Scotland Group PLC	859,684	29,171
U.S. Bancorp, Delaware	2,137,750	68,558
Wachovia Corp.	4,132,541	225,761
Wells Fargo & Co.	4,950,000	172,013
		616,517
Consumer Finance - 0.3%
American Express Co.	1,229,501	64,598
Capital One Financial Corp.	167,900	12,273
		76,871
Diversified Financial Services - 5.6%
Bank of America Corp.	10,441,025	537,400
Citigroup, Inc.	8,168,092	403,095
FirstRand Ltd.	9,569,430	23,675
JPMorgan Chase & Co.	8,289,152	378,483
		1,342,653
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 5.0%
ACE Ltd.	3,071,177	$ 165,414
Allianz AG sponsored ADR	1,510,000	25,746
Allied World Assurance Co. Holdings Ltd.	75,000	2,891
Allstate Corp.	1,620,600	93,898
American International Group, Inc.	6,293,237	401,634
Genworth Financial, Inc. Class A (non-vtg.)	746,300	25,695
Hartford Financial Services Group, Inc.	1,285,400	110,364
MetLife, Inc. unit	1,144,400	33,119
Montpelier Re Holdings Ltd.	1,474,800	26,620
PartnerRe Ltd.	682,700	43,898
Swiss Reinsurance Co. (Reg.)	448,105	34,190
The St. Paul Travelers Companies, Inc.	3,248,137	142,593
Willis Group Holdings Ltd.	1,284,400	46,521
XL Capital Ltd. Class A	574,900	37,736
		1,190,319
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp.	509,900	27,586
Equity Office Properties Trust	793,730	29,439
Equity Residential (SBI)	789,100	39,352
		96,377
Real Estate Management & Development - 0.0%
Realogy Corp. (a)	366,022	7,833
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	408,590	13,810
Fannie Mae	4,006,540	210,944
Freddie Mac	1,495,400	95,107
Golden West Financial Corp., Delaware	348,900	26,338
Sovereign Bancorp, Inc.	2,057,003	42,868
		389,067
TOTAL FINANCIALS		4,337,755
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	3,599,657	159,753
Becton, Dickinson & Co.	214,900	14,979
Boston Scientific Corp. (a)	2,564,300	44,721
		219,453
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
HCA, Inc.	402,100	$ 19,832
Omnicare, Inc.	322,400	14,608
UnitedHealth Group, Inc.	363,800	18,899
		53,339
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	3,071,500	66,805
Eli Lilly & Co.	112,000	6,264
Johnson & Johnson	2,999,100	193,922
Merck & Co., Inc.	3,080,100	124,898
Novartis AG sponsored ADR	699,100	39,933
Pfizer, Inc.	8,973,400	247,307
Schering-Plough Corp.	4,744,600	99,399
Wyeth	2,999,000	146,051
		924,579
TOTAL HEALTH CARE		1,197,371
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.4%
EADS NV	172,091	5,190
Honeywell International, Inc.	3,644,400	141,111
Lockheed Martin Corp.	1,154,400	95,353
The Boeing Co.	318,100	23,826
United Technologies Corp.	1,210,500	75,910
		341,390
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	295,900	20,728
Airlines - 0.0%
UAL Corp. (a)	390,995	9,775
Building Products - 0.2%
Masco Corp.	1,573,253	43,123
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	1,505,400	51,605
Electrical Equipment - 0.2%
Emerson Electric Co.	712,900	58,565
Industrial Conglomerates - 2.0%
3M Co.	739,600	53,029
General Electric Co.	6,743,300	229,677
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	424,000	$ 35,557
Tyco International Ltd.	5,883,724	153,859
		472,122
Machinery - 1.6%
Briggs & Stratton Corp.	1,114,500	31,373
Caterpillar, Inc.	657,000	43,592
Deere & Co.	214,100	16,721
Dover Corp.	1,664,300	80,918
Eaton Corp.	233,500	15,528
Illinois Tool Works, Inc.	413,600	18,157
Ingersoll-Rand Co. Ltd. Class A	1,807,900	68,736
Navistar International Corp. (a)	692,405	15,884
SPX Corp.	1,720,100	90,821
		381,730
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	1,341,300	89,800
Laidlaw International, Inc.	382,700	10,333
Union Pacific Corp.	397,200	31,915
		132,048
TOTAL INDUSTRIALS		1,511,086
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	3,450,700	75,881
Lucent Technologies, Inc. (a)	7,116,300	16,581
Lucent Technologies, Inc. warrants 12/10/07 (a)	10,603	2
Motorola, Inc.	2,627,353	61,428
Nortel Networks Corp. (a)	2,252,700	4,708
		158,600
Computers & Peripherals - 1.4%
Dell, Inc. (a)	56,000	1,263
EMC Corp. (a)	4,072,300	47,442
Hewlett-Packard Co.	3,800,102	138,932
Imation Corp.	281,400	11,152
International Business Machines Corp.	1,531,800	124,030
Sun Microsystems, Inc. (a)	5,462,925	27,260
		350,079
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	1,240,100	$ 39,882
Arrow Electronics, Inc. (a)	1,120,700	31,268
Avnet, Inc. (a)	2,163,470	42,317
Solectron Corp. (a)	7,943,700	24,943
		138,410
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	617,700	17,802
IT Services - 0.2%
MoneyGram International, Inc.	1,274,900	40,032
Office Electronics - 0.3%
Xerox Corp. (a)	5,567,110	82,449
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	1,736,500	53,206
Applied Materials, Inc.	3,248,900	54,841
Freescale Semiconductor, Inc.:
Class A (a)	24,690	758
Class B (a)	2,066,888	63,888
Intel Corp.	5,923,240	115,740
Micron Technology, Inc. (a)	2,166,000	37,428
National Semiconductor Corp.	391,989	9,521
Novellus Systems, Inc. (a)	230,600	6,438
Samsung Electronics Co. Ltd.	43,360	29,319
Teradyne, Inc. (a)	989,700	13,895
		385,034
Software - 0.7%
Microsoft Corp.	4,762,000	122,336
Oracle Corp. (a)	1,018,500	15,940
Symantec Corp. (a)	2,094,967	39,050
		177,326
TOTAL INFORMATION TECHNOLOGY		1,349,732
MATERIALS - 2.7%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	888,300	58,885
Arkema (a)	16,970	662
Arkema sponsored ADR (a)	262,810	10,263
Ashland, Inc.	487,700	30,793
Bayer AG sponsored ADR	378,500	18,774
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	928,100	$ 17,161
Chemtura Corp.	2,889,951	25,114
Dow Chemical Co.	1,027,600	39,182
E.I. du Pont de Nemours & Co.	1,075,600	42,992
Georgia Gulf Corp.	1,001,940	26,591
Lyondell Chemical Co.	1,902,044	49,415
PolyOne Corp. (a)	1,588,800	13,775
Rohm & Haas Co.	229,400	10,117
Tronox, Inc. Class B	212,223	2,738
		346,462
Containers & Packaging - 0.2%
Amcor Ltd.	2,432,300	12,462
Smurfit-Stone Container Corp.	3,343,607	38,084
		50,546
Metals & Mining - 0.7%
Alcan, Inc.	817,200	36,753
Alcoa, Inc.	3,407,600	97,423
Phelps Dodge Corp.	262,600	23,503
		157,679
Paper & Forest Products - 0.4%
International Paper Co.	1,573,100	54,697
Weyerhaeuser Co.	711,800	44,132
		98,829
TOTAL MATERIALS		653,516
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	10,552,687	328,505
BellSouth Corp.	6,406,670	260,880
Consolidated Communications Holdings, Inc.	112,305	1,926
Philippine Long Distance Telephone Co. sponsored ADR (g)	716,200	26,815
Qwest Communications International, Inc. (a)	8,302,300	73,143
Telkom SA Ltd. sponsored ADR	345,725	26,348
Verizon Communications, Inc.	5,424,000	190,816
		908,433
Wireless Telecommunication Services - 0.5%
DigitalGlobe, Inc. (h)	15,842	40
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp.	4,609,300	$ 77,989
Vodafone Group PLC sponsored ADR	1,776,775	38,538
		116,567
TOTAL TELECOMMUNICATION SERVICES		1,025,000
UTILITIES - 2.2%
Electric Utilities - 0.3%
Entergy Corp.	908,700	70,561
Exelon Corp.	42,000	2,561
Portland General Electric Co.	10,396	265
		73,387
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	2,270,300	48,221
TXU Corp.	1,136,438	75,244
		123,465
Multi-Utilities - 1.4%
Dominion Resources, Inc.	1,387,600	110,855
Duke Energy Corp.	1,290,400	38,712
Public Service Enterprise Group, Inc.	1,263,000	88,435
Wisconsin Energy Corp.	1,857,800	79,885
		317,887
TOTAL UTILITIES		514,739
TOTAL COMMON STOCKS (Cost $11,542,326)		15,111,425
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	561,900	18,953
General Motors Corp.:
Series A, 4.50%	414,900	10,103
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
Series B, 5.25%	501,100	$ 9,330
Series C, 6.25%	369,100	7,674
		46,060
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	485,200	10,374
TOTAL CONSUMER DISCRETIONARY		56,434
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.:
4.50%	56,300	5,349
6.25%	24,000	6,382
		11,731
FINANCIALS - 0.1%
Insurance - 0.1%
Conseco, Inc. Series B, 5.50%	194,000	4,899
Travelers Property Casualty Corp. 4.50%	289,800	6,947
XL Capital Ltd. 6.50%	649,600	14,116
		25,962
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	255,700	13,690
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	8,700	241
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900	4,094
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	23,200	$ 5,866
TOTAL CONVERTIBLE PREFERRED STOCKS		118,018
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,498	1,625
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 7.00%	84,400	4,494
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	3,831
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	1
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	17,743	1,769
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,720
TOTAL PREFERRED STOCKS (Cost $144,550)		129,738
Corporate Bonds - 14.7%
	Principal Amount (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	$ 4,900	5,145
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (h)	$ 17,982	$ 11,059
3.5% 1/15/31 (h)	14,140	14,494
News America, Inc. liquid yield option note 0% 2/28/21 (h)	28,330	16,821
		42,374
TOTAL CONSUMER DISCRETIONARY		47,519
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (h)	11,890	11,517
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	7,030	8,766
TOTAL INDUSTRIALS		20,283
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 2.95% 12/15/35	7,000	6,128
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	8,650	9,008
5.25% 12/15/11 (h)	16,070	20,926
5.25% 12/15/11	3,300	4,297
		34,231
Wireless Telecommunication Services - 0.0%
ICO North America, Inc. 7.5% 8/15/09 (j)	5,390	6,630
TOTAL TELECOMMUNICATION SERVICES		40,861
TOTAL CONVERTIBLE BONDS		114,791
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Keystone Automotive Operations, Inc. 9.75% 11/1/13	$ 810	$ 770
Tenneco, Inc. 8.625% 11/15/14	1,450	1,443
Visteon Corp.:
7% 3/10/14	1,510	1,367
8.25% 8/1/10	6,000	5,865
		9,445
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	11,100	8,714
Diversified Consumer Services - 0.1%
Affinion Group, Inc.:
10.125% 10/15/13 (h)	9,000	9,338
11.5% 10/15/15 (h)	6,270	6,333
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14 (h)	4,290	4,247
10.25% 6/1/16 (h)	2,880	2,851
Service Corp. International (SCI):
7.7% 4/15/09 (Reg. S)	2,500	2,550
6.5% 3/15/08	1,860	1,855
7.7% 4/15/09	3,095	3,169
8% 6/15/17 (h)(l)	3,100	2,964
		33,307
Hotels, Restaurants & Leisure - 0.3%
Carrols Corp. 9% 1/15/13	5,860	5,831
Chukchansi Economic Development Authority:
8% 11/15/13 (h)	1,890	1,904
8.78% 11/15/12 (h)(l)	1,140	1,170
Festival Fun Parks LLC 10.875% 4/15/14	1,650	1,625
MGM MIRAGE:
6% 10/1/09	420	411
6.75% 9/1/12	2,000	1,945
6.75% 4/1/13	7,520	7,266
6.875% 4/1/16	3,760	3,558
8.5% 9/15/10	6,840	7,173
Penn National Gaming, Inc.:
6.75% 3/1/15	2,160	2,082
6.875% 12/1/11	4,000	3,990
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (h)	$ 1,080	$ 1,085
Six Flags, Inc. 9.625% 6/1/14	11,230	10,023
Station Casinos, Inc.:
6.625% 3/15/18	3,290	2,936
6.875% 3/1/16	8,000	7,410
7.75% 8/15/16	4,000	4,125
Town Sports International, Inc. 9.625% 4/15/11	3,701	3,877
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	1,610	1,095
9% 1/15/12	2,940	2,999
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (h)	930	983
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,155	2,214
		73,702
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.625% 5/15/11	3,140	3,156
Fortune Brands, Inc. 5.125% 1/15/11	10,885	10,670
Interface, Inc. 9.5% 2/1/14	1,525	1,556
Technical Olympic USA, Inc. 9% 7/1/10	230	222
Whirlpool Corp. 6.125% 6/15/11	6,400	6,490
		22,094
Media - 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	3,820	4,000
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	9,484	9,591
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (h)	10,000	10,125
Comcast Corp. 6.45% 3/15/37	25,750	25,251
Cox Communications, Inc. 4.625% 6/1/13	17,100	15,780
CSC Holdings, Inc.:
7.625% 4/1/11	3,440	3,509
7.625% 7/15/18	5,955	6,007
7.875% 2/15/18	2,020	2,045
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,630	1,675
9.875% 8/15/13	1,865	2,010
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Dex Media, Inc.:
0% 11/15/13 (e)	$ 295	$ 248
8% 11/15/13	1,750	1,743
EchoStar DBS Corp.:
6.375% 10/1/11	8,000	7,770
6.625% 10/1/14	3,000	2,869
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,433
Houghton Mifflin Co.:
0% 10/15/13 (e)	4,375	3,675
8.25% 2/1/11	8,155	8,206
9.875% 2/1/13	7,910	8,128
Lamar Media Corp. 7.25% 1/1/13	1,290	1,279
LBI Media Holdings, Inc. 0% 10/15/13 (e)	4,450	3,716
LBI Media, Inc. 10.125% 7/15/12	4,060	4,222
Liberty Media Corp.:
5.7% 5/15/13	2,055	1,916
5.7% 5/15/13	8,410	7,842
8.25% 2/1/30	10,280	10,228
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,000	5,220
News America Holdings, Inc. 7.75% 12/1/45	18,112	19,886
News America, Inc. 6.2% 12/15/34	5,885	5,499
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	7,200
PanAmSat Corp.:
6.375% 1/15/08	2,720	2,693
9% 8/15/14	4,264	4,317
9% 6/15/16 (h)	3,000	3,041
R.H. Donnelley Corp.:
6.875% 1/15/13	1,100	989
6.875% 1/15/13	1,900	1,708
Radio One, Inc. 8.875% 7/1/11	4,005	4,055
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (h)	4,000	4,240
10.375% 9/1/14 (h)	12,000	13,350
Time Warner, Inc. 9.125% 1/15/13	4,910	5,646
Viacom, Inc. 5.75% 4/30/11 (h)	7,265	7,205
		229,317
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
AutoNation, Inc. 7.5069% 4/15/13 (h)(l)	$ 1,270	$ 1,278
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (h)	5,000	4,725
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12	9,125	9,296
9.3831% 10/1/11 (l)	7,000	7,263
Linens 'n Things, Inc./Linens 'n Things Center, Inc. 11.1319% 1/15/14 (h)(l)	7,000	6,466
Nebraska Book Co., Inc. 8.625% 3/15/12	4,380	4,030
Sonic Automotive, Inc. 8.625% 8/15/13	5,000	4,950
		38,008
Textiles, Apparel & Luxury Goods - 0.0%
Jostens IH Corp. 7.625% 10/1/12	1,430	1,401
Levi Strauss & Co. 12.25% 12/15/12	4,780	5,360
		6,761
TOTAL CONSUMER DISCRETIONARY		421,348
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (h)	6,585	6,230
Miller Brewing Co. 5.5% 8/15/13 (h)	3,275	3,223
		9,453
Food & Staples Retailing - 0.0%
Rite Aid Corp. 7.7% 2/15/27	1,640	1,304
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (h)(l)	7,380	7,520
NPI Merger Corp.:
9.23% 10/15/13 (h)(l)	540	559
10.75% 4/15/14 (h)	2,035	2,157
Pierre Foods, Inc. 9.875% 7/15/12	11,190	11,302
Swift & Co. 12.5% 1/1/10	4,980	5,017
		26,555
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11	7,000	6,186
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	9,860	10,726
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
7.625% 6/1/16 (h)	$ 8,500	$ 8,853
7.75% 6/1/18 (h)	8,500	8,846
		28,425
TOTAL CONSUMER STAPLES		71,923
ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	6,550	6,435
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	1,435	1,346
Hanover Compressor Co.:
7.5% 4/15/13	660	661
9% 6/1/14	1,890	2,013
Kinder Morgan, Inc. 6.5% 9/1/12	2,910	2,854
Noble Drilling Corp. 5.875% 6/1/13	2,385	2,417
Petronas Capital Ltd. 7% 5/22/12 (h)	28,745	30,812
Pride International, Inc. 7.375% 7/15/14	3,000	3,034
		49,572
Oil, Gas & Consumable Fuels - 1.3%
ANR Pipeline, Inc. 8.875% 3/15/10	6,360	6,670
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,799
Atlas Pipeline Partners LP 8.125% 12/15/15	3,520	3,555
Canadian Oil Sands Ltd. 4.8% 8/10/09 (h)	8,945	8,752
Chaparral Energy, Inc. 8.5% 12/1/15	3,120	3,167
Chesapeake Energy Corp.:
6.375% 6/15/15	4,000	3,820
6.5% 8/15/17	14,280	13,263
6.625% 1/15/16	8,000	7,660
Colorado Interstate Gas Co.:
5.95% 3/15/15	7,000	6,519
6.8% 11/15/15	5,000	4,975
Drummond Co., Inc. 7.375% 2/15/16 (h)	13,445	12,605
Duke Capital LLC 6.75% 2/15/32	2,874	2,957
El Paso Corp.:
6.375% 2/1/09	1,285	1,281
6.5% 6/1/08	3,245	3,251
6.95% 6/1/28	180	166
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.: - continued
7.75% 6/15/10	$ 6,680	$ 6,876
7.875% 6/15/12	3,410	3,504
El Paso Energy Corp.:
6.95% 12/15/07	3,730	3,749
7.375% 12/15/12	2,640	2,653
7.8% 8/1/31	1,020	1,020
8.05% 10/15/30	655	671
EnCana Holdings Finance Corp. 5.8% 5/1/14	11,285	11,366
Encore Acquisition Co. 7.25% 12/1/17	6,000	5,715
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,089
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	1,810	1,828
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	15,550	14,904
Massey Energy Co.:
6.625% 11/15/10	2,135	2,108
6.875% 12/15/13	15,565	14,437
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)	3,700	3,516
Nexen, Inc. 5.875% 3/10/35	5,865	5,487
Northwest Pipeline Corp.:
7% 6/15/16 (h)	6,000	6,090
8.125% 3/1/10	1,290	1,335
Pemex Project Funding Master Trust:
5.75% 12/15/15 (h)	2,810	2,734
5.75% 12/15/15	10,060	9,788
6.125% 8/15/08	10,750	10,793
6.625% 6/15/35 (h)	2,000	1,964
6.625% 6/15/35	2,500	2,455
7.375% 12/15/14	5,810	6,295
Petrohawk Energy Corp. 9.125% 7/15/13 (h)	22,000	22,385
Plains Exploration & Production Co. 8.75% 7/1/12	5,490	5,765
Range Resources Corp.:
7.375% 7/15/13	1,330	1,333
7.5% 5/15/16	3,240	3,281
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,567
Stone Energy Corp. 6.75% 12/15/14	11,580	11,493
Talisman Energy, Inc. 5.85% 2/1/37	5,550	5,158
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (h)	1,580	1,584
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Shipping Corp. 8.875% 7/15/11	$ 10,030	$ 10,632
Tennessee Gas Pipeline Co.:
7.5% 4/1/17	255	265
8.375% 6/15/32	765	848
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (h)	3,270	3,270
Williams Companies, Inc.:
6.375% 10/1/10 (h)	8,000	7,880
7.625% 7/15/19	2,350	2,374
8.125% 3/15/12	10,630	11,095
		300,747
TOTAL ENERGY		350,319
FINANCIALS - 3.8%
Capital Markets - 0.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (l)	5,300	5,150
4.25% 9/4/12 (l)	6,980	6,914
E*TRADE Financial Corp. 7.375% 9/15/13	1,600	1,628
Goldman Sachs Group, Inc.:
4.75% 7/15/13	8,545	8,134
5.125% 1/15/15	21,575	20,867
JP Morgan Chase Capital XVIII 6.95% 8/17/36	9,150	9,630
Legg Mason, Inc. 6.75% 7/2/08	4,110	4,210
Morgan Stanley:
4% 1/15/10	3,800	3,649
5.05% 1/21/11	12,665	12,494
Nuveen Investments, Inc. 5.5% 9/15/15	7,205	6,942
		79,618
Commercial Banks - 0.4%
Export-Import Bank of Korea:
4.125% 2/10/09 (h)	2,670	2,596
5.25% 2/10/14 (h)	4,620	4,531
HSBC Holdings PLC 6.5% 5/2/36	6,610	6,960
KeyBank NA, Cleveland 5.45% 3/3/16	6,875	6,763
Korea Development Bank:
3.875% 3/2/09	15,285	14,780
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank: - continued
4.75% 7/20/09	$ 6,050	$ 5,961
5.75% 9/10/13	10,125	10,241
Rabobank Capital Funding Trust II 5.26% 12/31/49 (h)(l)	3,600	3,489
Santander Issuances SA Unipersonal 5.805% 6/20/16 (h)(l)	7,610	7,686
Wachovia Bank NA 4.875% 2/1/15	16,500	15,749
Wells Fargo & Co.:
4% 9/10/12 (l)	4,870	4,788
4.2% 1/15/10	17,430	16,889
Woori Bank 6.125% 5/3/16 (h)(l)	6,945	7,021
		107,454
Consumer Finance - 0.7%
Capital One Bank 4.875% 5/15/08	4,045	4,015
Ford Motor Credit Co.:
6.625% 6/16/08	6,000	5,900
7.375% 2/1/11	12,000	11,543
9.875% 8/10/11	6,910	7,220
9.9569% 4/15/12 (l)	12,000	12,720
General Electric Capital Corp.:
4.875% 10/21/10	49,250	48,600
6% 6/15/12	7,100	7,338
General Motors Acceptance Corp.:
6.875% 9/15/11	14,715	14,421
8% 11/1/31	35,000	35,175
Household Finance Corp.:
4.125% 11/16/09	12,675	12,231
7% 5/15/12	2,595	2,791
MBNA Corp. 7.5% 3/15/12	4,845	5,332
Triad Acquisition Corp. 11.125% 5/1/13	2,125	1,998
		169,284
Diversified Financial Services - 0.6%
BAC Capital Trust XI 6.625% 5/23/36	7,485	7,811
Bank of America Corp. 4.5% 8/1/10	18,000	17,542
CCO Holdings LLC/CCO Holdings Capital Corp.:
8.75% 11/15/13	7,000	7,009
9.4544% 12/15/10 (l)	4,000	4,100
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
4.625% 8/3/10	$ 6,570	$ 6,432
5% 9/15/14	18,000	17,416
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)	12,000	12,195
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	675	706
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)	5,000	4,863
9% 6/1/16 (h)	5,690	5,918
ILFC E-Capital Trust I 5.9% 12/21/65 (h)(l)	2,800	2,799
JPMorgan Chase & Co.:
4.875% 3/15/14	10,970	10,522
5.75% 1/2/13	11,015	11,138
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (h)	12,315	12,368
ZFS Finance USA Trust I 6.15% 12/15/65 (h)(l)	6,500	6,405
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(l)	9,000	8,714
		135,938
Insurance - 0.3%
AmerUs Group Co. 6.583% 5/16/11	4,740	4,822
Assurant, Inc. 5.625% 2/15/14	3,895	3,848
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,430	4,299
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (h)	4,585	4,585
7.5% 8/15/36 (h)	2,495	2,447
Lincoln National Corp. 7% 5/17/66 (l)	10,975	11,371
Metropolitan Life Global Funding I 4.625% 8/19/10 (h)	15,600	15,230
Symetra Financial Corp. 6.125% 4/1/16 (h)	5,985	5,983
The St. Paul Travelers Companies, Inc. 6.25% 6/20/16	9,240	9,563
Travelers Property Casualty Corp. 6.375% 3/15/33	4,345	4,364
		66,512
Real Estate Investment Trusts - 0.9%
AMB Property LP 5.9% 8/15/13	6,050	6,106
Archstone-Smith Operating Trust 5.25% 12/1/10	2,990	2,965
Boston Properties, Inc. 6.25% 1/15/13	3,600	3,713
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,290	9,290
5.75% 4/1/12	5,680	5,685
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc. 4.875% 5/15/10	$ 5,955	$ 5,837
Camden Property Trust 5.875% 11/30/12	7,910	7,979
Colonial Properties Trust:
4.75% 2/1/10	9,799	9,513
5.5% 10/1/15	13,165	12,728
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	2,710	2,778
Developers Diversified Realty Corp.:
3.875% 1/30/09	10,065	9,704
4.625% 8/1/10	555	536
5% 5/3/10	6,015	5,918
5.25% 4/15/11	3,395	3,349
5.375% 10/15/12	4,500	4,423
Duke Realty LP:
5.625% 8/15/11	1,920	1,923
5.95% 2/15/17	2,590	2,607
Equity Residential 5.125% 3/15/16	6,290	6,015
Federal Realty Investment Trust:
6% 7/15/12	2,165	2,207
6.2% 1/15/17	1,425	1,465
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,815	2,662
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	8,410	8,182
HRPT Properties Trust 5.75% 11/1/15	1,670	1,644
iStar Financial, Inc.:
5.15% 3/1/12	7,835	7,604
5.65% 9/15/11	10,890	10,853
5.8% 3/15/11	2,900	2,907
Mack-Cali Realty LP 7.25% 3/15/09	3,650	3,786
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	3,967
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)	7,000	6,934
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,309
Simon Property Group LP:
4.6% 6/15/10	5,280	5,135
5.1% 6/15/15	7,805	7,461
5.6% 9/1/11	8,780	8,802
5.75% 5/1/12	8,400	8,473
United Dominion Realty Trust 5.25% 1/15/15	1,115	1,069
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	6,860	6,740
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP/Ventas Capital Corp.: - continued
6.625% 10/15/14	$ 3,440	$ 3,440
Washington (REIT) 5.95% 6/15/11	7,320	7,426
		208,135
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	4,275	4,382
Colonial Realty LP 6.05% 9/1/16	6,975	6,983
EOP Operating LP:
4.65% 10/1/10	28,215	27,266
4.75% 3/15/14	6,560	6,135
6.75% 2/15/12	4,539	4,767
7.75% 11/15/07	9,155	9,384
Post Apartment Homes LP 6.3% 6/1/13	6,520	6,653
Regency Centers LP 5.25% 8/1/15	6,475	6,235
		71,805
Thrifts & Mortgage Finance - 0.3%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	2,946	2,847
5.625% 5/15/07	12,000	12,011
Independence Community Bank Corp.:
3.75% 4/1/14 (l)	5,365	5,140
4.9% 9/23/10	7,580	7,389
Residential Capital Corp.:
6% 2/22/11	7,530	7,489
6.125% 11/21/08	10,190	10,212
6.5% 4/17/13	5,000	5,044
7.3369% 4/17/09 (h)(l)	8,000	8,030
Washington Mutual Bank 6.875% 6/15/11	8,300	8,812
		66,974
TOTAL FINANCIALS		905,720
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Accellent, Inc. 10.5% 12/1/13	4,330	4,471
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp.:
6% 6/15/11	$ 5,394	$ 5,442
6.4% 6/15/16	5,787	5,857
		15,770
Health Care Providers & Services - 0.6%
AmeriPath, Inc. 10.5% 4/1/13	8,305	8,783
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	4,520	4,814
Concentra Operating Corp. 9.5% 8/15/10	635	657
CRC Health Group, Inc. 10.75% 2/1/16 (h)	2,190	2,256
DaVita, Inc.:
6.625% 3/15/13	13,205	12,941
7.25% 3/15/15	15,520	15,287
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	12,000	11,430
LifeCare Holdings, Inc. 9.25% 8/15/13	7,235	5,390
Multiplan, Inc. 10.375% 4/15/16 (h)	13,205	13,139
Psychiatric Solutions, Inc. 7.75% 7/15/15	3,725	3,557
ResCare, Inc. 7.75% 10/15/13	3,410	3,427
Rural/Metro Corp.:
0% 3/15/16 (e)	7,610	5,498
9.875% 3/15/15	9,050	9,231
Skilled Healthcare Group, Inc. 11% 1/15/14 (h)	12,100	12,766
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	6,718
Tenet Healthcare Corp.:
7.375% 2/1/13	5,605	4,988
9.25% 2/1/15	10,000	9,400
US Oncology Holdings, Inc. 10.32% 3/15/15 (l)	7,882	8,000
		138,282
Pharmaceuticals - 0.1%
VWR International, Inc. 8% 4/15/14	16,000	15,820
TOTAL HEALTH CARE		169,872
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	5,000	4,863
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (h)	$ 10,420	$ 9,274
7.45% 5/1/34 (h)	2,340	2,024
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,638
7.625% 2/1/18	1,830	1,816
Orbimage Holdings, Inc. 15.14% 7/1/12 (h)(l)	2,180	2,376
		23,991
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	117	118
6.978% 10/1/12	1,632	1,675
7.024% 4/15/11	5,300	5,439
7.858% 4/1/13	8,100	8,652
AMR Corp. 10.2% 3/15/20	3,445	3,273
Continental Airlines, Inc. 8.4075% 6/2/13 (l)	5,000	5,025
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	1,369	1,363
6.9% 7/2/19	3,205	3,253
7.056% 3/15/11	3,670	3,783
8.388% 5/1/22	107	102
9.798% 4/1/21	7,019	7,335
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	8,225	1,974
8.3% 12/15/29 (d)	23,761	5,821
9.5% 11/18/08 (d)(h)	2,227	2,450
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	10,870	10,911
7.779% 1/2/12	2,473	2,350
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	123	118
NWA Trust 10.23% 6/21/14	839	822
U.S. Airways pass thru trust certificates 6.85% 7/30/19	5,085	5,123
United Airlines pass thru certificates:
6.071% 9/1/14	4,785	4,785
6.201% 3/1/10	2,047	2,049
6.602% 9/1/13	5,937	5,936
		82,357
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	$ 2,530	$ 2,682
Nortek, Inc. 8.5% 9/1/14	3,860	3,590
		6,272
Commercial Services & Supplies - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	6,000	5,835
Allied Security Escrow Corp. 11.375% 7/15/11	7,320	7,110
Allied Waste North America, Inc.:
7.125% 5/15/16 (h)	3,000	2,925
7.375% 4/15/14	5,000	4,875
8.5% 12/1/08	4,340	4,535
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,364
Corrections Corp. of America 6.75% 1/31/14	2,390	2,360
FTI Consulting, Inc. 7.625% 6/15/13	920	927
Mac-Gray Corp. 7.625% 8/15/15	5,400	5,468
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (h)	2,170	2,379
		37,778
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	9,378	9,120
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (h)	12,000	13,431
Nell AF Sarl 8.375% 8/15/15 (h)	2,410	2,404
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (h)	11,300	11,486
		27,321
Machinery - 0.1%
Case New Holland, Inc.:
7.125% 3/1/14	3,970	3,950
9.25% 8/1/11	5,000	5,250
Columbus McKinnon Corp. 8.875% 11/1/13	590	602
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,652
Invensys PLC 9.875% 3/15/11 (h)	5,616	6,037
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14 (h)	3,870	3,889
11.75% 8/1/16 (h)	3,870	3,986
		25,366
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	$ 5,222	$ 5,692
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	818	712
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	874	887
		7,291
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16 (h)	1,650	1,563
Hertz Corp.:
8.875% 1/1/14 (h)	7,000	7,271
10.5% 1/1/16 (h)	4,540	4,903
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	7,945
9.5% 10/1/08	460	483
TFM SA de CV:
9.375% 5/1/12	4,220	4,468
yankee 10.25% 6/15/07	5,990	6,125
		32,758
Trading Companies & Distributors - 0.1%
Ashtead Capital, Inc. 9% 8/15/16 (h)	4,500	4,596
Ashtead Holdings PLC 8.625% 8/1/15 (h)	1,490	1,484
H&E Equipment Services, Inc. 8.375% 7/15/16 (h)	2,380	2,416
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (h)	13,720	14,715
		23,211
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	13,625	13,526
TOTAL INDUSTRIALS		288,991
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15	9,820	9,476
Lucent Technologies, Inc. 6.5% 1/15/28	7,000	5,880
Nortel Networks Corp.:
9.73% 7/15/11 (h)(l)	5,000	5,072
10.125% 7/15/13 (h)	4,880	4,965
		25,393
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.0%
Itron, Inc. 7.75% 5/15/12	$ 860	$ 873
Sanmina-SCI Corp. 8.125% 3/1/16	4,410	4,300
Solectron Global Finance Ltd. 8% 3/15/16	1,480	1,432
		6,605
IT Services - 0.2%
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,510
7.75% 1/15/15	8,000	7,920
8.25% 7/1/11	815	817
8.625% 4/1/13	370	378
SunGard Data Systems, Inc.:
4.875% 1/15/14	25,115	21,662
9.125% 8/15/13	6,630	6,837
9.9725% 8/15/13 (l)	3,550	3,696
10.25% 8/15/15	10,170	10,373
		58,193
Office Electronics - 0.1%
Xerox Corp.:
6.875% 8/15/11	6,000	6,135
7.125% 6/15/10	4,270	4,409
7.625% 6/15/13	7,130	7,406
		17,950
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Finance Ltd.:
10.7306% 6/1/13 (h)(l)	6,000	6,240
11.875% 12/1/15 (h)	9,000	9,675
		15,915
Software - 0.1%
Activant Solutions, Inc. 9.5% 5/1/16 (h)	1,590	1,479
SERENA Software, Inc. 10.375% 3/15/16 (h)	10,960	11,138
SS&C Technologies, Inc. 11.75% 12/1/13 (h)	5,000	5,225
UGS Capital Corp. II 10.38% 6/1/11 pay-in-kind (h)(l)	7,680	7,680
		25,522
TOTAL INFORMATION TECHNOLOGY		149,578
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.6%
Chemicals - 0.2%
Agrium, Inc. 7.125% 5/23/36	$ 6,675	$ 6,977
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	6,500	6,988
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series A, 0% 10/1/14 (e)	4	3
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	4,160	4,472
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,267	1,289
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	2,190	2,245
Innophos, Inc. 8.875% 8/15/14	6,730	6,789
Koppers, Inc. 9.875% 10/15/13	722	782
Lyondell Chemical Co.:
9.5% 12/15/08	2,354	2,416
9.5% 12/15/08	1,201	1,233
Phibro Animal Health Corp. 10% 8/1/13 (h)	3,650	3,687
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	8,000	8,200
		45,081
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13	790	790
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10	840	882
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	4,010
7.75% 11/15/15	4,000	4,020
Graham Packaging Co. LP/GPC Capital Corp. 8.5% 10/15/12	2,640	2,561
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,599
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	2,390	2,223
7.75% 5/15/11	1,760	1,797
8.875% 2/15/09	9,730	9,973
Owens-Illinois, Inc.:
7.5% 5/15/10	770	758
7.8% 5/15/18	350	326
8.1% 5/15/07	1,630	1,646
		30,795
Metals & Mining - 0.3%
AK Steel Corp. 7.75% 6/15/12	6,000	5,910
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Compass Minerals International, Inc. 0% 12/15/12 (e)	$ 4,550	$ 4,402
FMG Finance Pty Ltd. 10.625% 9/1/16 (h)	10,000	9,988
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	8,480	9,021
Newmont Mining Corp. 5.875% 4/1/35	21,965	20,359
PNA Group, Inc. 10.75% 9/1/16 (h)	5,320	5,426
RathGibson, Inc. 11.25% 2/15/14 (h)	9,220	9,543
		64,649
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	6,565	6,406
P.H. Glatfelter Co. 7.125% 5/1/16 (h)	700	693
Stone Container Corp. 9.75% 2/1/11	1,994	2,039
		9,138
TOTAL MATERIALS		150,453
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 6.8% 5/15/36	12,900	13,339
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,490	7,262
British Telecommunications PLC:
8.375% 12/15/10	1,170	1,297
8.875% 12/15/30	3,080	3,975
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (h)	6,610	6,717
Deutsche Telekom International Finance BV 5.25% 7/22/13	6,480	6,240
Embarq Corp.:
7.082% 6/1/16	16,849	17,190
7.995% 6/1/36	18,964	19,820
Eschelon Operating Co. 8.375% 3/15/10	1,620	1,563
Intelsat Ltd.:
6.5% 11/1/13	16,835	13,215
9.25% 6/15/16 (h)	9,000	9,338
11.25% 6/15/16 (h)	5,000	5,175
KT Corp. 5.875% 6/24/14 (h)	5,495	5,547
Level 3 Financing, Inc. 12.25% 3/15/13 (h)	8,360	9,123
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	2,340	2,439
NTL Cable PLC 9.125% 8/15/16	3,160	3,279
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.:
7.5% 10/1/14 (h)	$ 7,000	$ 7,114
7.625% 6/15/15	10,930	11,191
8.875% 3/15/12	16,520	17,883
SBC Communications, Inc.:
5.1% 9/15/14	11,000	10,490
5.875% 8/15/12	4,000	4,040
Sprint Capital Corp.:
6.875% 11/15/28	16,000	16,156
7.625% 1/30/11	5,040	5,408
8.75% 3/15/32	5,650	6,851
Telecom Italia Capital SA:
4% 1/15/10	13,000	12,352
4.95% 9/30/14	7,930	7,311
6% 9/30/34	6,000	5,417
7.2% 7/18/36	4,000	4,144
Telefonica Emisiones SAU:
6.421% 6/20/16	13,100	13,363
7.045% 6/20/36	11,230	11,743
Telefonos de Mexico SA de CV 4.75% 1/27/10	28,595	27,751
TELUS Corp. yankee 7.5% 6/1/07	27,430	27,811
U.S. West Communications:
6.875% 9/15/33	8,020	7,178
7.2% 11/10/26	845	786
7.25% 9/15/25	840	809
Verizon Global Funding Corp.:
5.85% 9/15/35	6,440	5,929
7.25% 12/1/10	10,455	11,156
7.75% 12/1/30	4,320	4,855
Verizon New York, Inc.:
6.875% 4/1/12	11,355	11,790
7.375% 4/1/32	5,570	5,784
Windstream Corp.:
8.125% 8/1/13 (h)	12,360	13,040
8.625% 8/1/16 (h)	5,380	5,689
		381,560
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35	12,810	12,187
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Towers, Inc. 7.25% 12/1/11	$ 3,500	$ 3,596
AT&T Wireless Services, Inc.:
7.875% 3/1/11	2,130	2,324
8.125% 5/1/12	3,030	3,388
Digicel Ltd. 9.25% 9/1/12 (h)	4,120	4,285
Dobson Cellular Systems, Inc.:
8.375% 11/1/11	3,935	4,078
8.375% 11/1/11 (h)	10,435	10,800
Intelsat Subsidiary Holding Co. Ltd.:
8.25% 1/15/13	5,000	4,988
10.4844% 1/15/12 (l)	9,095	9,231
Rogers Communications, Inc.:
8.4544% 12/15/10 (l)	2,350	2,412
9.625% 5/1/11	4,765	5,313
Rural Cellular Corp. 8.25% 3/15/12 (h)	2,590	2,642
Vodafone Group PLC:
5% 12/16/13	5,835	5,557
5.5% 6/15/11	10,155	10,097
		80,898
TOTAL TELECOMMUNICATION SERVICES		462,458
UTILITIES - 1.8%
Electric Utilities - 0.7%
Appalachian Power Co. 6.375% 4/1/36	6,000	6,013
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,670	7,624
Exelon Corp. 4.9% 6/15/15	15,000	14,040
FirstEnergy Corp. 6.45% 11/15/11	18,393	19,076
Mirant Americas Generation LLC:
8.3% 5/1/11	23,000	22,971
9.125% 5/1/31	5,075	5,050
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,540	2,540
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	3,000	3,090
Nevada Power Co.:
5.875% 1/15/15	1,270	1,247
6.65% 4/1/36 (h)	8,310	8,322
Niagara Mohawk Power Corp. 8.875% 5/15/07	5,060	5,173
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.:
4% 5/15/10	$ 5,825	$ 5,517
6.45% 8/15/12	13,415	13,818
Progress Energy, Inc.:
7% 10/30/31	16,200	17,646
7.1% 3/1/11	5,100	5,441
Sierra Pacific Power Co. 8% 6/1/08	4,015	4,115
Sierra Pacific Resources 6.75% 8/15/17	2,010	1,965
Southern California Edison Co.:
4.65% 4/1/15	685	643
5% 1/15/14	590	572
TXU Energy Co. LLC 7% 3/15/13	24,385	25,444
		170,307
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	4,530	4,747
Dynegy Holdings, Inc. 8.375% 5/1/16 (h)	4,535	4,467
El Paso Energy Corp. 6.75% 5/15/09	5,725	5,704
Sonat, Inc. 7.625% 7/15/11	5,000	5,088
Southern Natural Gas Co.:
8% 3/1/32	120	129
8.875% 3/15/10	8,610	9,030
Texas Eastern Transmission Corp. 7.3% 12/1/10	12,250	13,048
		42,213
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
8.75% 5/15/13 (h)	3,050	3,271
9.375% 9/15/10	5,451	5,901
9.5% 6/1/09	1,357	1,454
Constellation Energy Group, Inc. 7% 4/1/12	21,445	22,734
Duke Capital LLC:
4.331% 11/16/06	2,905	2,897
5.668% 8/15/14	9,310	9,099
Enron Corp.:
6.4% 7/15/06 (d)	3,600	1,269
6.625% 11/15/05 (d)	2,155	760
6.75% 9/1/04 (d)	1,425	499
9.125% 4/1/03 (d)	4,315	1,521
Mirant North America LLC 7.375% 12/31/13	2,640	2,617
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.:
7.25% 2/1/14	$ 7,530	$ 7,445
7.375% 2/1/16	9,560	9,429
PPL Energy Supply LLC:
5.7% 10/15/35	19,380	18,934
6.2% 5/15/16	6,770	6,927
TXU Corp. 5.55% 11/15/14	4,000	3,706
		98,463
Multi-Utilities - 0.5%
Aquila, Inc. 14.875% 7/1/12	10,000	13,150
CMS Energy Corp.:
6.3% 2/1/12	4,625	4,544
6.875% 12/15/15	2,890	2,883
7.5% 1/15/09	1,420	1,457
8.9% 7/15/08	4,085	4,269
Dominion Resources, Inc.:
4.75% 12/15/10	4,000	3,879
5.15% 7/15/15	12,800	12,169
5.95% 6/15/35	8,900	8,433
6.25% 6/30/12	5,085	5,226
7.5% 6/30/66 (l)	9,580	9,893
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,160	5,116
5.875% 10/1/12	3,450	3,498
6.125% 4/1/36 (h)	13,410	13,241
National Grid PLC 6.3% 8/1/16	17,020	17,405
Sempra Energy 7.95% 3/1/10	4,000	4,307
Utilicorp United, Inc. 8% 3/1/23	8,000	8,120
		117,590
TOTAL UTILITIES		428,573
TOTAL NONCONVERTIBLE BONDS		3,399,235
TOTAL CORPORATE BONDS (Cost $3,507,599)		3,514,026
U.S. Government and Government Agency Obligations - 9.5%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 1.9%
Fannie Mae:
4.375% 7/17/13	$ 20,070	$ 19,192
4.625% 10/15/13	30,000	29,191
4.75% 12/15/10	60,000	59,348
5.125% 1/2/14	5,885	5,826
6.125% 3/15/12	1,502	1,579
6.25% 2/1/11	17,675	18,402
Federal Home Loan Bank 5% 9/18/09	57,625	57,641
Freddie Mac:
4.25% 7/15/09	86,460	84,656
4.875% 11/15/13	17,515	17,289
5.25% 7/18/11	53,350	53,829
5.25% 11/5/12	5,610	5,524
5.75% 1/15/12	60,000	61,937
5.875% 3/21/11	37,620	38,613
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,589
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		458,616
U.S. Treasury Inflation Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	166,356	158,091
1.625% 1/15/15	31,876	30,352
2% 1/15/14 (k)	164,705	161,745
2.375% 4/15/11	395,140	396,869
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		747,057
U.S. Treasury Obligations - 4.5%
U.S. Treasury Bonds 6.125% 8/15/29	83,525	97,098
U.S. Treasury Notes:
4% 3/15/10	6,590	6,441
4% 2/15/15	9,000	8,541
4.25% 11/15/14	174,325	168,619
4.25% 8/15/15	2,050	1,977
4.5% 11/15/15	40,800	40,057
4.75% 3/31/11 (i)	307,505	308,033
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 5/31/11 (i)	$ 330,000	$ 332,289
5.125% 5/15/16	100,000	102,840
TOTAL U.S. TREASURY OBLIGATIONS		1,065,895
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,272,427)		2,271,568
U.S. Government Agency - Mortgage Securities - 7.5%

Fannie Mae - 5.9%
3.744% 1/1/35 (l)	1,232	1,211
3.748% 12/1/34 (l)	817	803
3.757% 10/1/33 (l)	780	764
3.788% 6/1/34 (l)	3,611	3,516
3.796% 12/1/34 (l)	182	179
3.81% 6/1/33 (l)	654	643
3.834% 1/1/35 (l)	2,258	2,219
3.839% 11/1/34 (l)	4,733	4,696
3.846% 1/1/35 (l)	758	746
3.851% 10/1/33 (l)	21,587	21,206
3.866% 1/1/35 (l)	1,344	1,326
3.88% 6/1/33 (l)	3,267	3,215
3.898% 10/1/34 (l)	920	912
3.905% 12/1/34 (l)	732	723
3.938% 11/1/34 (l)	1,526	1,512
3.941% 5/1/34 (l)	227	229
3.952% 1/1/35 (l)	956	947
3.954% 12/1/34 (l)	740	734
3.955% 12/1/34 (l)	5,068	5,016
3.957% 5/1/33 (l)	267	263
3.992% 1/1/35 (l)	606	600
3.996% 12/1/34 (l)	488	483
3.996% 12/1/34 (l)	917	907
3.998% 2/1/35 (l)	707	698
4% 5/1/19 to 10/1/20	27,465	25,804
4.022% 1/1/35 (l)	1,392	1,378
4.029% 1/1/35 (l)	377	372
4.034% 10/1/18 (l)	659	648
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.037% 1/1/35 (l)	$ 555	$ 547
4.041% 2/1/35 (l)	636	628
4.052% 12/1/34 (l)	1,351	1,343
4.058% 1/1/35 (l)	1,298	1,282
4.079% 2/1/35 (l)	1,254	1,240
4.082% 4/1/33 (l)	259	256
4.083% 2/1/35 (l)	406	401
4.086% 2/1/35 (l)	471	465
4.094% 11/1/34 (l)	1,059	1,049
4.102% 2/1/35 (l)	2,335	2,315
4.108% 1/1/35 (l)	1,425	1,409
4.114% 1/1/35 (l)	1,360	1,348
4.116% 2/1/35 (l)	1,602	1,584
4.126% 1/1/35 (l)	2,362	2,337
4.143% 2/1/35 (l)	1,185	1,172
4.144% 1/1/35 (l)	2,053	2,038
4.156% 1/1/35 (l)	2,495	2,483
4.171% 1/1/35 (l)	1,678	1,638
4.181% 10/1/34 (l)	2,019	2,010
4.181% 11/1/34 (l)	316	315
4.187% 1/1/35 (l)	1,206	1,196
4.202% 1/1/35 (l)	707	702
4.25% 2/1/35 (l)	842	824
4.272% 3/1/35 (l)	750	743
4.274% 2/1/35 (l)	440	437
4.275% 8/1/33 (l)	1,525	1,509
4.282% 7/1/34 (l)	589	589
4.287% 12/1/34 (l)	457	452
4.29% 6/1/33 (l)	445	440
4.296% 10/1/33 (l)	345	341
4.297% 3/1/33 (l)	373	365
4.3% 10/1/34 (l)	221	219
4.306% 5/1/35 (l)	1,024	1,014
4.31% 3/1/33 (l)	983	973
4.313% 3/1/33 (l)	422	412
4.35% 1/1/35 (l)	848	830
4.356% 4/1/35 (l)	460	456
4.362% 2/1/34 (l)	1,816	1,792
4.39% 11/1/34 (l)	10,507	10,511
4.394% 5/1/35 (l)	2,289	2,272
4.396% 2/1/35 (l)	1,258	1,233
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.423% 10/1/34 (l)	$ 3,730	$ 3,722
4.426% 1/1/35 (l)	945	937
4.438% 3/1/35 (l)	1,137	1,115
4.456% 8/1/34 (l)	2,397	2,367
4.464% 5/1/35 (l)	775	769
4.494% 1/1/35 (l)	1,038	1,029
4.497% 8/1/34 (l)	1,605	1,618
4.5% 6/1/19 to 5/1/35	180,785	169,263
4.5% 9/1/21 (i)	128,737	123,786
4.527% 2/1/35 (l)	13,275	13,136
4.532% 2/1/35 (l)	4,957	4,923
4.539% 7/1/35 (l)	2,793	2,769
4.54% 2/1/35 (l)	748	742
4.554% 1/1/35 (l)	1,625	1,614
4.554% 2/1/35 (l)	512	509
4.56% 9/1/34 (l)	2,958	2,970
4.577% 7/1/35 (l)	3,264	3,237
4.601% 8/1/34 (l)	966	959
4.606% 7/1/34 (l)	31,231	31,097
4.643% 1/1/33 (l)	518	516
4.645% 3/1/35 (l)	366	364
4.704% 9/1/34 (l)	287	286
4.708% 10/1/32 (l)	169	168
4.713% 2/1/33 (l)	151	152
4.727% 7/1/34 (l)	2,311	2,291
4.729% 10/1/34 (l)	3,187	3,156
4.732% 10/1/32 (l)	227	230
4.736% 1/1/35 (l)	134	133
4.778% 12/1/34 (l)	802	794
4.803% 12/1/32 (l)	1,051	1,052
4.808% 8/1/34 (l)	821	821
4.809% 6/1/35 (l)	3,772	3,753
4.815% 5/1/33 (l)	45	45
4.818% 11/1/34 (l)	2,557	2,534
4.875% 10/1/34 (l)	9,866	9,797
4.989% 12/1/32 (l)	84	84
4.99% 11/1/32 (l)	619	622
4.995% 2/1/35 (l)	309	308
5% 6/1/09 to 11/1/35	486,762	469,152
5.01% 7/1/34 (l)	420	419
5.037% 11/1/34 (l)	204	204
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5.083% 9/1/34 (l)	$ 7,612	$ 7,591
5.091% 5/1/35 (l)	4,971	4,967
5.185% 8/1/33 (l)	1,162	1,163
5.196% 6/1/35 (l)	3,456	3,458
5.269% 7/1/35 (l)	448	449
5.5% 10/1/08 to 10/1/34	107,417	106,404
5.502% 2/1/36 (l)	14,899	14,942
5.631% 1/1/36 (l)	4,232	4,255
5.916% 1/1/36 (l)	3,180	3,209
6% 10/1/13 to 4/1/35	91,176	91,799
6% 9/1/21 (i)	17,091	17,289
6% 9/1/21 (i)	6,580	6,656
6.5% 7/1/12 to 12/1/35	124,535	127,000
6.5% 9/1/36 (i)	3,009	3,055
7% 8/1/19 to 6/1/33	25,505	26,303
7.5% 5/1/25 to 11/1/31	4,611	4,795
8.5% 1/1/09 to 6/1/21	19	21
10% 8/1/17	2	2
TOTAL FANNIE MAE		1,421,721
Freddie Mac - 0.7%
4% 8/1/20 to 2/1/21	25,879	24,297
4.043% 12/1/34 (l)	817	804
4.097% 12/1/34 (l)	1,184	1,167
4.124% 1/1/35 (l)	1,120	1,105
4.256% 3/1/35 (l)	1,029	1,016
4.298% 5/1/35 (l)	1,858	1,836
4.301% 12/1/34 (l)	1,181	1,152
4.326% 2/1/35 (l)	2,263	2,235
4.328% 1/1/35 (l)	2,638	2,608
4.438% 2/1/34 (l)	1,103	1,087
4.443% 3/1/35 (l)	1,152	1,126
4.454% 6/1/35 (l)	1,556	1,537
4.458% 3/1/35 (l)	1,284	1,256
4.546% 2/1/35 (l)	1,876	1,838
4.704% 9/1/35 (l)	38,324	38,013
4.742% 3/1/33 (l)	405	402
4.773% 10/1/32 (l)	151	153
5.003% 4/1/35 (l)	5,599	5,574
5.127% 4/1/35 (l)	5,570	5,527
5.305% 6/1/35 (l)	3,861	3,846
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
5.5% 9/1/09 to 11/1/20	$ 29,792	$ 29,719
5.504% 8/1/33 (l)	507	510
5.568% 1/1/36 (l)	7,313	7,315
5.652% 4/1/32 (l)	207	210
6% 2/1/17 to 11/1/33	32,669	32,870
8% 10/1/16 to 4/1/20	102	106
TOTAL FREDDIE MAC		167,309
Government National Mortgage Association - 0.9%
4.25% 7/20/34 (l)	2,036	2,011
5.5% 10/15/32 to 5/15/34	6,502	6,456
6% 9/15/08 to 12/15/10	1,539	1,560
6.5% 6/15/23 to 8/15/36	105,620	108,207
6.5% 10/1/36 (i)(n)	35,478	36,271
7% 10/15/17 to 6/15/33	31,370	32,499
7.5% 8/15/21 to 11/15/28	9,355	9,821
8% 11/15/06 to 3/15/32	3,338	3,517
8.5% 11/15/16 to 1/15/31	669	719
9% 3/15/10 to 9/15/20	49	53
9.5% 3/15/23	8	8
11% 7/20/13 to 7/20/20	250	282
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		201,404
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,821,234)		1,790,434
Asset-Backed Securities - 0.6%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.8244% 2/25/34 (l)	2,225	2,232
Class M2, 6.4244% 2/25/34 (l)	2,525	2,552
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.7544% 4/25/34 (l)	1,245	1,245
Class M2, 5.8044% 4/25/34 (l)	950	950
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 5.69% 12/15/33 (l)	660	662
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.29% 12/15/09 (l)	8,448	8,486
Series 2004-B2 Class B2, 4.37% 4/15/12	13,000	12,705
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	$ 11,450	$ 11,113
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	4,662	4,616
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.53% 5/15/09 (l)	4,025	4,025
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 6.5888% 4/7/10 (l)	6,100	6,189
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8244% 5/25/34 (l)	5,275	5,296
Series 2004-3 Class M1, 5.8244% 6/25/34 (l)	1,500	1,509
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (h)	3,875	3,834
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (h)	4,987	4,906
Class C, 5.074% 6/15/35 (h)	4,527	4,461
Fieldstone Mortgage Investment Corp. Series 2003-1 Class M2, 7.0744% 11/25/33 (l)	328	329
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8744% 3/25/34 (l)	415	416
Class M4, 6.2244% 3/25/34 (l)	325	327
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72% 10/15/09	6,000	5,879
GSAMP Trust Series 2004-FM2:
Class M1, 5.8244% 1/25/34 (l)	3,496	3,496
Class M2, 6.4244% 1/25/34 (l)	1,500	1,500
Class M3, 6.6244% 1/25/34 (l)	885	885
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2044% 8/25/33 (l)	2,582	2,586
Series 2003-4 Class M1, 6.1244% 10/25/33 (l)	2,318	2,325
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.72% 10/15/10 (l)	1,610	1,618
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8244% 7/25/34 (l)	2,012	2,016
Class M2, 5.8744% 7/25/34 (l)	375	376
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4244% 12/27/32 (l)	1,820	1,835
Series 2003-NC8 Class M1, 6.0244% 9/25/33 (l)	2,610	2,618
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.8244% 1/25/32 (l)	2,496	2,499
Series 2002-NC1 Class M1, 6.5244% 2/25/32 (h)(l)	2,827	2,905
Series 2002-NC3 Class M1, 6.0444% 8/25/32 (l)	1,480	1,481
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	$ 14,135	$ 14,052
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	5,655	5,532
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.7744% 6/25/34 (l)	1,425	1,432
Class M4, 6.2994% 6/25/34 (l)	2,395	2,414
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.78% 3/15/11 (h)(l)	9,350	9,350
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	4,609	4,559
TOTAL ASSET-BACKED SECURITIES (Cost $146,316)		145,211
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.5%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.7244% 3/25/35 (l)	1,818	1,822
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3704% 12/25/33 (l)	963	973
Class 2A1, 4.1644% 12/25/33 (l)	4,493	4,418
Series 2003-L Class 2A1, 3.972% 1/25/34 (l)	4,190	4,092
Series 2004-B:
Class 1A1, 3.4336% 3/25/34 (l)	2,141	2,179
Class 2A2, 4.1038% 3/25/34 (l)	3,166	3,095
Series 2004-C Class 1A1, 3.3338% 4/25/34 (l)	4,687	4,738
Series 2004-D:
Class 1A1, 3.5325% 5/25/34 (l)	6,470	6,447
Class 2A2, 4.1985% 5/25/34 (l)	9,640	9,441
Series 2004-G Class 2A7, 4.5587% 8/25/34 (l)	7,526	7,410
Series 2004-H Class 2A1, 4.4693% 9/25/34 (l)	7,825	7,688
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.6944% 4/25/34 (l)	699	700
Series 2004-AR6 Class 9A2, 5.6944% 10/25/34 (l)	1,521	1,523
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,101	1,091
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3247% 5/25/17 (l)	6,890	6,875
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2332% 8/25/17 (l)	5,077	5,128
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 2,287	$ 2,310
Series 2004-SL2 Class A1, 6.5% 10/25/16	954	962
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.92% 7/10/35 (h)(l)	8,872	9,042
Class B4, 7.12% 7/10/35 (h)(l)	6,821	6,966
Class B5, 7.72% 7/10/35 (h)(l)	6,326	6,519
Class B6, 8.22% 7/10/35 (h)(l)	2,737	2,801
Series 2003-CB1:
Class B3, 6.82% 6/10/35 (h)(l)	3,074	3,134
Class B4, 7.02% 6/10/35 (h)(l)	2,749	2,807
Class B5, 7.62% 6/10/35 (h)(l)	1,877	1,920
Class B6, 8.12% 6/10/35 (h)(l)	1,113	1,128
Series 2004-B:
Class B4, 6.47% 2/10/36 (h)(l)	1,569	1,598
Class B5, 6.92% 2/10/36 (h)(l)	1,062	1,074
Class B6, 7.37% 2/10/36 (h)(l)	386	389
Series 2004-C:
Class B4, 6.32% 9/10/36 (l)	1,946	1,966
Class B5, 6.72% 9/10/36 (l)	2,141	2,157
Class B6, 7.12% 9/10/36 (l)	292	294
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.7744% 6/25/33 (h)(l)	2,421	2,431
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (l)	2,715	2,715
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	875	898
Series 2004-RA2 Class 2A, 7% 7/25/33	1,487	1,508
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.458% 9/25/34 (l)	6,999	6,975
TOTAL PRIVATE SPONSOR		127,214
U.S. Government Agency - 0.1%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2625 Class QX, 2.25% 3/15/22	1,169	1,142
Series 2640 Class QG, 2% 4/15/22	1,504	1,464
Series 2780 Class OC, 4.5% 3/15/17	6,903	6,720
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 2885 Class PC, 4.5% 3/15/18	$ 9,142	$ 8,872
Series 2888 Class GD, 4.5% 4/15/18	4,800	4,582
TOTAL U.S. GOVERNMENT AGENCY		22,780
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $151,364)		149,994
Commercial Mortgage Securities - 1.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8216% 2/14/43 (l)	3,105	3,351
Class A3, 6.8716% 2/14/43 (l)	3,355	3,485
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.19% 7/14/11 (h)(l)	3,558	3,556
Class B, 6.29% 7/14/11 (h)(l)	1,774	1,771
Class C, 6.44% 7/14/11 (h)(l)	3,553	3,551
Class D, 7.07% 7/14/11 (h)(l)	2,065	2,071
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.6844% 4/25/34 (h)(l)	4,910	4,919
Class B, 7.2244% 4/25/34 (h)(l)	567	572
Class M1, 5.8844% 4/25/34 (h)(l)	441	442
Class M2, 6.5244% 4/25/34 (h)(l)	441	445
Series 2004-2 Class A, 5.7544% 8/25/34 (h)(l)	5,558	5,579
Series 2004-3:
Class A1, 5.6944% 1/25/35 (h)(l)	6,033	6,052
Class A2, 5.7444% 1/25/35 (h)(l)	833	835
Class M1, 5.8244% 1/25/35 (h)(l)	1,032	1,038
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (h)	3,530	3,497
Series 2004-ESA:
Class B, 4.888% 5/14/16 (h)	5,430	5,386
Class C, 4.937% 5/14/16 (h)	3,020	2,999
Class D, 4.986% 5/14/16 (h)	1,460	1,452
Class E, 5.064% 5/14/16 (h)	4,540	4,527
Class F, 5.182% 5/14/16 (h)	1,090	1,088
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.9967% 8/1/24 (h)(l)	850	781
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	$ 10,600	$ 11,291
Series 1997-C2 Class D, 7.27% 1/17/35	10,735	11,090
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,265	8,874
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.5948% 4/29/39 (h)(l)	2,863	2,910
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,438	1,449
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (l)	1,100	1,118
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	8,218	7,874
Series 2003-47 Class C, 4.227% 10/16/27	11,197	10,893
Series 2003-59 Class D, 3.654% 10/16/27	12,000	11,199
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7177% 12/10/41 (l)(m)	5,710	133
GS Mortgage Securities Corp. II:
sequential pay:
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,995	5,867
Series 2004-C1 Class A1, 3.659% 10/10/28	29,238	28,377
Series 1998-GLII Class E, 6.9706% 4/13/31 (l)	4,895	5,022
Series 2006-GG6 Class A2, 5.506% 4/10/38 (l)	18,525	18,675
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (h)	2,360	2,484
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0791% 4/25/21 (h)(l)	187	168
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (h)	13,900	12,438
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.5535% 1/12/44 (h)(l)	5,400	5,223
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	5,016	5,073
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (h)	32,000	32,427
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	$ 21,141	$ 20,541
Series 2006-C27 Class A2, 5.624% 7/15/45	9,000	9,112
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $271,426)		269,635
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic 7.125% 1/11/12	18,215	19,612
Israeli State 4.625% 6/15/13	1,870	1,767
United Mexican States:
5.875% 1/15/14	13,815	14,057
6.75% 9/27/34	2,235	2,375
7.5% 1/14/12	12,100	13,231
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,135)		51,042
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,510)	6,580	6,947
Floating Rate Loans - 0.9%

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Delphi Corp. revolver loan 12.25% 6/18/09 (l)	189	194
Goodyear Tire & Rubber Co. Tranche 2, term loan 7.9544% 4/30/10 (l)	450	453
		647
Automobiles - 0.0%
AM General LLC Tranche C2, term loan 14.2088% 5/2/12 (l)	6,000	6,120
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. term loan 8.74% 10/1/10 (l)	1,481	1,491
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
London Arena & Waterfront Finance LLC Tranche A, term loan 8.7825% 3/8/12 (l)	$ 868	$ 872
Southwest Sports Group, Inc. Tranche B, term loan 8% 12/22/10 (l)	7,000	6,965
		9,328
Media - 0.1%
Cebridge Connections, Inc. Tranche 2, term loan 10.4888% 10/30/07 (l)	5,000	4,981
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (l)	5,000	5,013
CSC Holdings, Inc. Tranche B, term loan 7.1312% 3/29/13 (l)	7,870	7,821
PanAmSat Corp. Tranche B2, term loan 8.0081% 1/3/14 (l)	6,000	6,038
Wide Open West Finance LLC Tranche 2, term loan 10.2306% 4/28/14 (l)	3,230	3,254
		27,107
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 8.4019% 12/9/08 (l)	8,445	8,424
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. term loan:
9.125% 3/5/14 (l)	2,150	2,193
9.6475% 9/5/07 (l)	10,000	10,000
Xerium Technologies, Inc. Tranche B, term loan 7.7488% 5/18/12 (l)	439	437
		12,630
TOTAL CONSUMER DISCRETIONARY		64,256
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Bolthouse Farms, Inc. Tranche 2, term loan 11.4875% 12/16/13 (l)	5,000	5,075
Personal Products - 0.0%
Maryland Beauty, Inc. Tranche 2, term loan 12.33% 2/18/13 (l)	1,000	1,005
Revlon Consumer Products Corp. term loan 11.4% 7/9/10 (l)	79	81
		1,086
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Reynolds American, Inc. Tranche B, term loan 7.2561% 5/31/12 (l)	$ 8,000	$ 8,030
TOTAL CONSUMER STAPLES		14,191
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy XXI Gulf Coast, Inc. term loan 11.1346% 4/4/10 (l)	3,000	3,019
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (l)	356	357
term loan:
7.58% 10/31/07 (l)	2,000	2,000
7.6433% 10/31/12 (l)	1,473	1,476
		6,852
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 7.7488% 4/8/12 (l)	2,574	2,564
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.16% 12/16/10 (l)	5,861	5,875
TOTAL FINANCIALS		8,439
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Genoa Healthcare Group LLC Tranche 2, term loan 13.08% 2/4/13 (l)	2,500	2,519
Golden Gate National Senior Care LLC Tranche 2, term loan 12.9588% 9/14/11 (l)	9,000	9,113
HealthSouth Corp. term loan 8.52% 3/10/13 (l)	10,000	10,025
LifeCare Holdings, Inc. term loan 7.58% 8/11/12 (l)	4,728	4,444
Quintiles Transnational Corp. Tranche 2, term loan 9.5% 3/31/14 (l)	7,000	7,088
Renal Advantage, Inc. Tranche B, term loan 7.89% 9/30/12 (l)	169	169
		33,358
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
AWAS Aviation Acquisitions Ltd. Tranche 2, term loan 11.3892% 3/15/13 (l)	$ 6,223	$ 6,239
Airlines - 0.0%
Delta Air Lines, Inc.:
Tranche B, term loan 10.0225% 3/16/08 (l)	320	328
Tranche C, term loan 12.7725% 3/16/08 (l)	2,230	2,291
		2,619
Building Products - 0.0%
Masonite International Corp. term loan 11% 4/6/15 (l)	6,000	5,520
Machinery - 0.0%
Wastequip, Inc. Tranche 2, term loan 10.9988% 7/15/12 (l)	3,500	3,518
Road & Rail - 0.0%
Hertz Corp.:
Credit-Linked Deposit 7.6744% 12/21/12 (l)	176	176
Tranche B, term loan 7.6853% 12/21/12 (l)	1,398	1,405
		1,581
Trading Companies & Distributors - 0.1%
NES Rentals Holdings, Inc.:
term loan 11.125% 7/20/13 (l)	5,000	4,975
Tranche 2, term loan 12.125% 7/21/13 (l)	6,820	6,854
		11,829
TOTAL INDUSTRIALS		31,306
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Open Solutions, Inc. Tranche 2, term loan 11.78% 12/14/11 (l)	6,595	6,776
SERENA Software, Inc. term loan 7.41% 3/10/13 (l)	338	337
SS&C Technologies, Inc. term loan 8% 11/23/12 (l)	577	580
		7,693
MATERIALS - 0.1%
Chemicals - 0.0%
Solutia, Inc. Tranche B, term loan 8.96% 3/31/07 (l)	260	261
Metals & Mining - 0.0%
Murray Energy Corp. Tranche 2, term loan 13.9% 1/28/11 (l)	3,254	3,417
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.3% 12/23/13 (l)	$ 7,980	$ 8,060
Tranche B1, term loan 7.3459% 12/23/12 (l)	14,925	14,944
		23,004
TOTAL MATERIALS		26,682
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Paetec Communications, Inc. Tranche 2, term loan 12.875% 6/9/13 (l)	5,000	5,100
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (l)	3,070	3,085
TOTAL TELECOMMUNICATION SERVICES		8,185
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
LSP Gen Finance Co. LLC Tranche 2, term loan 8.9988% 5/4/14 (l)	110	111
NRG Energy, Inc.:
Credit-Linked Deposit 7.4988% 2/1/13 (l)	871	874
term loan 7.33% 2/1/13 (l)	3,810	3,824
		4,809
TOTAL FLOATING RATE LOANS (Cost $204,909)		205,771
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.0%
Abbey National PLC 7.35% (l)	10,000	10,303
Preferred Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (f)	$ 9,425	$ 9,484
MUFG Capital Finance 1 Ltd. 6.346% (l)	12,740	12,831
		22,315
TOTAL PREFERRED SECURITIES (Cost $32,449)		32,618
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	709,750,882	709,751
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	23,727,025	23,727
TOTAL MONEY MARKET FUNDS (Cost $733,478)		733,478
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $20,882,723)		24,411,887
NET OTHER ASSETS - (1.9)%		(456,854)
NET ASSETS - 100%		$ 23,955,033
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	$ 7,500	$ (15)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	6,800	25
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14

	March 2011	$ 11,500	$ 54
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	13,000	104
TOTAL CREDIT DEFAULT SWAPS		38,800	168
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	58,025	(1,228)

Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Bank of America	Feb. 2007	20,400	171
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	21,300	366
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	2,705	29
TOTAL TOTAL RETURN SWAPS		44,405	566
		$ 141,230	$ (494)
Security Type Abbreviation
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $950,821,000 or 4.0% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,630,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 5,390
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,456,000.
(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(n) A portion of the security is subject to a forward commitment to sell.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	One month ended August 31, 2006 Income earned (Amounts in thousands)	Year ended July 31, 2006 Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,211	$ 23,726
Fidelity Securities Lending Cash Central Fund	48	1,677
Total	$ 2,259	$ 25,403

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	17.3%
AAA,AA,A	4.8%
BBB	5.4%
BB	2.9%
B	3.1%
CCC,CC,C	1.4%
Not Rated	0.3%
Equities	63.6%
Short-Term Investments and Net Other Assets	1.2%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2006

Assets
Investment in securities, at value (including securities loaned of $23,189) - See accompanying schedule: Unaffiliated issuers (cost $20,149,245)	$ 23,678,409
Affiliated Central Funds (cost $733,478)	733,478
Total Investments (cost $20,882,723)		$ 24,411,887
Commitment to sell securities on a delayed delivery basis	(36,296)
Receivable for securities sold on a delayed delivery basis	36,266	(30)
Receivable for investments sold, regular delivery		370,743
Cash		86
Receivable for swap agreements		326
Receivable for fund shares sold		14,301
Dividends receivable		42,178
Interest receivable		100,774
Prepaid expenses		24
Other receivables		618
Total assets		24,940,907

Liabilities
Payable for investments purchased Regular delivery	$ 193,521
Delayed delivery	735,296
Payable for fund shares redeemed	19,941
Swap agreements, at value	494
Accrued management fee	8,216
Other affiliated payables	4,364
Other payables and accrued expenses	315
Collateral on securities loaned, at value	23,727
Total liabilities		985,874

Net Assets		$ 23,955,033
Net Assets consist of:
Paid in capital		$ 19,406,982
Undistributed net investment income		168,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		850,571
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,528,642
Net Assets, for 1,216,735 shares outstanding		$ 23,955,033
Net Asset Value, offering price and redemption price per share ($23,955,033 ÷ 1,216,735 shares)		$ 19.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	One month ended August 31, 2006	Year ended July 31, 2006

Investment Income
Dividends	$ 47,319	$ 348,267
Interest	40,931	463,143
Income from affiliated Central Funds	2,259	25,403
Total income	90,509	836,813

Expenses
Management fee	$ 8,222	$ 99,454
Transfer agent fees	3,617	44,330
Accounting and security lending fees	173	2,081
Independent trustees' compensation	7	97
Appreciation in deferred trustee compensation account	-	28
Custodian fees and expenses	45	632
Registration fees	10	91
Audit	105	298
Legal	81	253
Interest	-	35
Miscellaneous	140	1,054
Total expenses before reductions	12,400	148,353
Expense reductions	(203)	(1,916)
Total expenses	12,197	146,437
Net investment income (loss)	78,312	690,376
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	157,265	926,911
Foreign currency transactions	1	(61)
Swap agreements	635	(3,841)
Total net realized gain (loss)	157,901	923,009
Change in net unrealized appreciation (depreciation) on: Investment securities	186,049	81,200
Assets and liabilities in foreign currencies	3	1
Swap agreements	1,095	(1,727)
Delayed delivery commitments	(30)	-
Total change in net unrealized appreciation (depreciation)	187,117	79,474
Net gain (loss)	345,018	1,002,483
Net increase (decrease) in net assets resulting from operations	$ 423,330	$ 1,692,859

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	One month ended August 31, 2006	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,312	$ 690,376	$ 590,251
Net realized gain (loss)	157,901	923,009	800,983
Change in net unrealized appreciation (depreciation)	187,117	79,474	935,397
Net increase (decrease) in net assets resulting from operations	423,330	1,692,859	2,326,631
Distributions to shareholders from net investment income	-	(686,715)	(564,084)
Distributions to shareholders from net realized gain	-	(745,673)	(868,286)
Total distributions	-	(1,432,388)	(1,432,370)
Share transactions Proceeds from sales of shares	233,417	2,220,658	3,136,924
Reinvestment of distributions	-	1,373,668	1,371,919
Cost of shares redeemed	(259,271)	(4,573,306)	(3,180,952)
Net increase (decrease) in net assets resulting from share transactions	(25,854)	(978,980)	1,327,891
Total increase (decrease) in net assets	397,476	(718,509)	2,222,152

Net Assets
Beginning of period	23,557,557	24,276,066	22,053,914
End of period (including undistributed net investment income of $168,838, $93,210, and $89,458, respectively)	$ 23,955,033	$ 23,557,557	$ 24,276,066
Other Information Shares
Sold	11,988	116,779	168,318
Issued in reinvestment of distributions	-	73,023	74,814
Redeemed	(13,324)	(240,644)	(170,459)
Net increase (decrease)	(1,336)	(50,842)	72,673

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 19.34	$ 19.13	$ 18.44	$ 16.96	$ 15.96	$ 18.69
Income from Investment Operations
Net investment income (loss) D	.06	.55	.47	.45	.48	.53
Net realized and unrealized gain (loss)	.29	.80	1.39	1.79	.99	(2.35)
Total from investment operations	.35	1.35	1.86	2.24	1.47	(1.82)
Distributions from net investment income	-	(.55)	(.45)	(.46)	(.47)	(.56)
Distributions from net realized gain	-	(.59)	(.72)	(.30)	-	(.35)
Total distributions	-	(1.14)	(1.17)	(.76)	(.47)	(.91)
Net asset value, end of period	$ 19.69	$ 19.34	$ 19.13	$ 18.44	$ 16.96	$ 15.96
Total Return B, C	1.81%	7.36%	10.51%	13.43%	9.45%	(10.06)%
Ratios to Average Net Assets E
Expenses before reductions	.63% A	.62%	.63%	.65%	.66%	.65%
Expenses net of fee waivers, if any	.62% A	.62%	.63%	.65%	.66%	.65%
Expenses net of all reductions	.62% A	.61%	.62%	.64%	.66%	.64%
Net investment income (loss)	3.97% A	2.90%	2.53%	2.46%	3.03%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$ 23,955	$ 23,558	$ 24,276	$ 22,054	$ 19,611	$ 18,210
Portfolio turnover rate	78% A	44%	75%	67%	86%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the fund from July 31 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the one month period ended August 31, 2006 and the one year period ended July 31, 2006.

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify

Annual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, market discount, deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,264,261
Unrealized depreciation	(719,171)
Net unrealized appreciation (depreciation)	3,545,090
Undistributed ordinary income	156,452
Undistributed long-term capital gain	846,129

Cost for federal income tax purposes	$ 20,866,797

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	One month ended August 31, 2006	July 31, 2006	July 31, 2005
Ordinary Income	$ -	$ 775,269	$ 649,322
Long-term Capital Gains	-	657,119	783,048
Total	$ -	$ 1,432,388	$ 1,432,370

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $509,642 and $520,304, respectively, for the one month period ended August 31, 2006.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2006 and July 31, 2006, the management fee was equivalent to an annualized rate of .42% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2006 and July 31, 2006, the transfer agent fees were equivalent to an annualized rate of .18% and an annual rate of ..19%, respectively, of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the one month period ended August 31, 2006.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period ended July 31, 2006 for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 24,422	5.09%	$ 35

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and July 31, 2006, amounted to $0 and $69, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the periods, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities for the period ended August 31, 2006 and July 31, 2006, amounted to $48 and $1,677, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $95.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. For the periods ended August 31, 2006 and July 31, 2006, these services included payments of certain expenses on behalf of the Fund totaling $9 and $903, respectively. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended August 31, 2006 and July 31, 2006, these credits reduced the Fund's custody expenses by $4 and $36, respectively, and reduced the Fund's transfer agent expense by $95 and $977, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Puritan (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Puritan Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Puritan Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Puritan. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of Puritan. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Bruce T. Herring (41)

Year of Election or Appointment: 2006

Vice President of Puritan. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Puritan. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Puritan. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

George A. Fischer (45)

Year of Election or Appointment: 2004

Vice President of Puritan. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer worked as a research analyst and portfolio manager.

Stephen R. Peterson (50)

Year of Election or Appointment: 2000

Vice President of Puritan. Mr. Peterson also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Peterson worked as a research analyst and portfolio manager. Mr. Petersen also serves as Senior Vice President of FMR (1999) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Puritan. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Puritan. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Puritan. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Puritan. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Puritan. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Puritan. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Puritan. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Puritan. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Puritan. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Puritan. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Puritan. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Puritan. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Puritan. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Puritan. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Puritan. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2006, $152,994,160 or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisers

Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PUR-ANN-1006 446142.1.0
1.536193.110

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, August 31, 2006, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Balanced Fund and Fidelity Puritan Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2006A	2005A
Fidelity Balanced Fund	$ 65,000B	$129,000	$107,000
Fidelity Puritan Fund	$ 96,000B	$241,000	$226,000
All funds in the Fidelity Group of Funds audited by PwC	$13,300,000C	$12,800,000	$11,600,000
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.
C	For the twelve month period ended August 31, 2006.

(b) Audit-Related Fees.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A,B	2006A	2005A
Fidelity Balanced Fund	$0	$0	$0
Fidelity Puritan Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A,B	2006A	2005A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A,B	2006A	2005A
Fidelity Balanced Fund	$4,100	$4,600	$4,200
Fidelity Puritan Fund	$4,100	$4,600	$4,200
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A,B	2005A	2005A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A,B	2006A	2005A
Fidelity Balanced Fund	$1,400	$15,900	$12,100
Fidelity Puritan Fund	$1,700	$21,800	$21,900
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A,B	2006A	2005A
PwC	$0	$155,000	$280,000
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate fees billed by PwC of $11,000 A,B , $1,200,000A and $1,450,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A,B	2006A	2005A
Covered Services	$11,000	$200,000	$350,000
Non-Covered Services	$0	$1,000,000	$1,100,000
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 20, 2006